UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Tax-Free Bond Fund

April 30, 2017

SFB-QTLY-0617
1.800354.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount	Value
Alabama - 0.2%
Huntsville Pub. Bldg. Auth. Rev.:
5% 10/1/20	$520,000	$521,321
5% 10/1/22	655,000	656,651
Montgomery Med. Clinic Facilities 5% 3/1/36	2,450,000	2,589,479
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	1,000,000	1,062,890

TOTAL ALABAMA		4,830,341

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/31	4,340,000	4,962,833
Alaska Int'l. Arpts. Revs. Series 2016 B:
5% 10/1/31	1,685,000	1,925,753
5% 10/1/33	2,200,000	2,489,938
5% 10/1/35	1,600,000	1,794,560

TOTAL ALASKA		11,173,084

Arizona - 2.0%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,055,170
5.25% 10/1/20 (FSA Insured)	2,600,000	2,843,620
5.25% 10/1/23 (FSA Insured)	5,000,000	5,464,750
5.25% 10/1/26 (FSA Insured)	1,000,000	1,092,200
5.25% 10/1/28 (FSA Insured)	500,000	545,850
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 1.579%, tender 1/1/37 (a)	1,000,000	866,550
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	1,205,000	1,318,403
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20 (Pre-Refunded to 7/1/18 @ 100)	1,520,000	1,590,893
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A, 5% 1/1/34	12,000,000	13,782,360
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (b)	455,000	433,465
6% 1/1/48 (b)	1,625,000	1,559,009
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,200,000	1,306,176
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 4% 7/1/21	375,000	413,471
Mesa Util. Sys. Rev. Series 2017, 4% 7/1/25	11,840,000	13,405,011
Phoenix Civic Impt. Board Arpt. Rev. Series 2015 A, 5% 7/1/45	3,170,000	3,528,686
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	6,346,600
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,158,620
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,936,100
5.5% 12/1/29	2,100,000	2,574,810
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	312,386
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,047,240

TOTAL ARIZONA		63,581,370

California - 8.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	4,695,000	4,807,633
Series B, 2.85%, tender 4/1/25 (a)	3,840,000	3,930,355
Series C, 2.1%, tender 4/1/22 (a)	3,585,000	3,604,574
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	2,005,594
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (a)	10,400,000	10,767,744
Series 2007, 5.625% 5/1/20	5,000	5,016
Series 2016, 5% 9/1/29	1,485,000	1,770,328
5% 8/1/20 (Pre-Refunded to 2/1/17 @ 100)	70,000	70,197
5% 8/1/22	6,065,000	7,098,233
5% 10/1/22	1,500,000	1,635,795
5% 11/1/24	3,000,000	3,058,590
5% 8/1/29	3,765,000	4,486,073
5.25% 9/1/22	1,430,000	1,694,707
5.25% 12/1/33	35,000	35,096
5.25% 4/1/35	4,300,000	4,918,039
5.25% 3/1/38	830,000	856,261
5.25% 11/1/40	1,100,000	1,235,520
5.5% 4/1/30	5,000	5,015
5.5% 3/1/40	600,000	666,012
5.6% 3/1/36	300,000	334,632
6% 3/1/33	4,770,000	5,384,662
6% 4/1/38	3,100,000	3,389,540
6% 11/1/39	11,280,000	12,648,151
6.5% 4/1/33	2,015,000	2,223,835
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	45,000	48,479
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,155,000	2,323,176
Series 2013 A, 5% 8/15/52	15,070,000	16,272,586
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	6,118,825
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,002,730
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34 (Pre-Refunded to 4/1/19 @ 100)	2,640,000	2,904,871
(Various Cap. Projs.):
Series 2012 A, 5% 4/1/24	6,500,000	7,463,495
Series 2012 G, 5% 11/1/25	1,500,000	1,739,820
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/21	3,740,000	4,299,093
5% 12/1/22	1,400,000	1,611,288
5% 12/1/23	2,600,000	2,991,170
Series 2009 G1, 5.75% 10/1/30 (Pre-Refunded to 10/1/19 @ 100)	835,000	926,917
Series 2009 I:
6.125% 11/1/29 (Pre-Refunded to 11/1/19 @ 100)	500,000	562,050
6.375% 11/1/34 (Pre-Refunded to 11/1/19 @ 100)	1,400,000	1,582,336
Series 2017 C:
5% 3/1/21	2,500,000	2,827,250
5% 3/1/22	2,750,000	3,174,380
5% 3/1/23	3,870,000	4,547,444
5% 3/1/26	2,860,000	3,463,489
5% 3/1/27	3,935,000	4,806,563
5% 3/1/28	4,025,000	4,834,669
California Statewide Cmntys. Dev. Auth. Series 2016:
3.25% 5/15/31	1,480,000	1,421,732
5% 5/15/25	1,000,000	1,158,060
5% 5/15/26	1,000,000	1,158,080
5% 5/15/27	1,000,000	1,152,940
5% 5/15/28	1,000,000	1,140,230
5% 5/15/32	1,250,000	1,390,038
5% 5/15/33	1,500,000	1,657,050
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (c)	1,450,000	1,526,154
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,021,526
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	1,977,393
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	2,500,000	2,864,000
Series 2017 A1:
5% 6/1/21	1,110,000	1,245,775
5% 6/1/22	1,555,000	1,773,509
5% 6/1/23	1,780,000	2,054,387
5% 6/1/24	1,000,000	1,165,470
Long Beach Unified School District Series 2009:
5.75% 8/1/33	90,000	99,082
5.75% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	1,360,000	1,500,434
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/24	2,000,000	2,292,620
5% 3/1/25	1,000,000	1,143,320
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,450,000	4,869,057
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,073,570
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,332,096
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2016, 1.02%, tender 5/4/17 (a)	6,410,000	6,410,128
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,009,570
Northern California Transmission Agcy. Rev. Series 2009:
5% 5/1/23	1,000,000	1,070,560
5% 5/1/23 (Pre-Refunded to 5/1/19 @ 100)	1,235,000	1,331,034
5% 5/1/24	675,000	722,216
5% 5/1/24 (Pre-Refunded to 5/1/19 @ 100)	835,000	899,930
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39 (Pre-Refunded to 1/15/19 @ 100)	1,000,000	1,089,860
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/20 (Pre-Refunded to 8/1/19 @ 100)	1,935,000	2,169,193
Series 2015 A:
5% 8/1/27	1,295,000	1,566,989
5% 8/1/28 (FSA Insured)	1,500,000	1,805,025
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	1,500,000	1,599,975
5% 2/1/24	2,915,000	3,331,583
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	730,171
Series B:
0% 8/1/33	4,350,000	2,326,424
0% 8/1/37	8,000,000	3,496,880
0% 8/1/38	4,225,000	1,754,431
0% 8/1/39	7,220,000	2,857,893
0% 8/1/41	4,900,000	1,759,247
Poway Unified School District Pub. Fing.:
5% 9/1/27	1,050,000	1,197,882
5% 9/1/30	1,370,000	1,533,030
Riverside Swr. Rev. Series 2015 A:
5% 8/1/30	2,880,000	3,359,606
5% 8/1/31	1,630,000	1,888,404
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,186,080
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	4,475,000	5,200,845
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,074,840
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	1,545,120
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	4,470,000	5,176,618
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	692,952
0% 7/1/37	5,105,000	2,352,435
Series 2008 E, 0% 7/1/47 (c)	2,600,000	1,482,260
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24	1,000,000	1,180,910
5% 6/1/27	1,000,000	1,168,370
San Marcos Redev. Agcy. Successor Series 2015 A, 5% 10/1/28	2,590,000	3,065,446
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	1,700,000	1,918,314
Series 2010 B, 0% 8/1/47	3,700,000	944,980
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projs.) 5.25% 7/15/23	2,795,000	3,098,733
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	948,390
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,341,980
Univ. of California Revs. Series 2016, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	550,000	596,349
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,408,480
Washington Township Health Care District Rev.:
Series 2009 A:
5.125% 7/1/17	205,000	206,125
5.25% 7/1/18	230,000	239,099
5.5% 7/1/19	390,000	419,149
6% 7/1/29	1,000,000	1,066,390
Series 2010 A, 5.25% 7/1/30	1,900,000	2,052,988
Yuba City Unified School District Series A, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	885,290

TOTAL CALIFORNIA		270,310,930

Colorado - 0.8%
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	3,700,000	4,070,185
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,902,980
0% 7/15/22 (Escrowed to Maturity)	4,500,000	4,105,980
Colorado Health Facilities Auth. Rev. (Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,720,124
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/20	1,450,000	1,606,702
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	3,825,000	4,354,571
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (Pre-Refunded to 11/15/17 @ 100)	1,000,000	1,022,140
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,315,916
Series 2010 C, 5.375% 9/1/26	1,000,000	1,075,300
Univ. of Colorado Enterprise Sys. Rev.:
Series 2009 A, 5.5% 6/1/26 (Pre-Refunded to 6/1/19 @ 100)	1,250,000	1,363,750
Series 2016 A, 5% 6/1/47	3,115,000	3,524,778

TOTAL COLORADO		27,062,426

Connecticut - 1.3%
Connecticut Gen. Oblig.:
Series 2016 B, 5% 5/15/27	10,000,000	11,666,900
Series 2016 E, 5% 10/15/34	8,075,000	9,049,249
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2013 A, 1%, tender 7/1/19 (a)	12,000,000	11,900,640
Series 2016 K, 4% 7/1/46	4,465,000	4,464,777
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/19 (FSA Insured)	2,250,000	2,404,035
5% 8/15/20 (FSA Insured)	400,000	436,604
5% 8/15/24 (FSA Insured)	1,195,000	1,375,576
5% 8/15/25 (FSA Insured)	570,000	656,651

TOTAL CONNECTICUT		41,954,432

Delaware - 0.4%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	13,000,000	14,057,160
District Of Columbia - 0.6%
District of Columbia Hosp. Rev.:
(Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	5,000,000	5,611,800
Series 2015:
5% 7/15/29	4,000,000	4,645,000
5% 7/15/30	6,495,000	7,493,671
District of Columbia Rev. Series B, 4.75% 6/1/32	800,000	862,360

TOTAL DISTRICT OF COLUMBIA		18,612,831

Florida - 12.4%
Brevard County School Board Ctfs. of Prtn.:
Series 2007 B, 5% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	1,000,000	1,006,650
Series 2014, 5% 7/1/27	1,700,000	1,974,601
Series 2015 C:
5% 7/1/25	1,375,000	1,631,768
5% 7/1/27	1,455,000	1,706,744
Broward County Arpt. Sys. Rev.:
Series 2012 P-2, 5% 10/1/21	1,630,000	1,862,862
series 2012 Q1, 5% 10/1/22	2,000,000	2,325,180
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	1,595,000	1,885,242
Series 2012 A, 5% 7/1/24	8,830,000	10,146,023
Series 2015 A:
5% 7/1/24	940,000	1,110,065
5% 7/1/26	3,635,000	4,301,986
Series 2015 B, 5% 7/1/25	1,560,000	1,864,044
Series 2016, 5% 7/1/32	1,020,000	1,175,244
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/20	1,000,000	1,108,070
Series 2012 A1, 5% 6/1/21	4,525,000	5,141,441
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,060,000	9,105,463
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,380,000	7,382,362
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	4,300,000	4,793,941
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	1,665,000	1,686,778
Series 2011 E, 5% 6/1/24	2,385,000	2,722,096
Series A, 5.5% 6/1/38	700,000	738,724
Florida Gen. Oblig.:
Series 2008 A, 5.25% 7/1/37 (Pre-Refunded to 7/1/17 @ 101)	1,000,000	1,017,120
Series 2011 B, 5% 7/1/23	3,600,000	4,106,376
Series 2012 A, 5% 7/1/25	3,300,000	3,762,726
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,600,000	2,879,968
Series 2015 C, 5% 10/1/35	2,000,000	2,175,840
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	985,000	1,155,159
5% 10/1/31	1,075,000	1,254,923
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,291,039
Series 2009 A, 6.25% 10/1/31 (Pre-Refunded to 10/1/19 @ 100)	1,000,000	1,121,940
Series 2015 B, 5% 10/1/29	1,250,000	1,448,700
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	585,000	619,351
5% 6/1/24	835,000	973,752
5% 6/1/28	655,000	743,811
5% 6/1/46	1,225,000	1,307,933
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	5,000,000	5,482,500
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,500,000	1,744,350
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	8,000,000	9,429,120
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/24	2,600,000	3,089,294
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2012 A, 4% 10/1/23	2,335,000	2,524,462
Series Three 2010 D, 5% 10/1/38	2,800,000	3,059,644
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,583,315
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/29 (FSA Insured)	1,500,000	1,705,350
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41	1,500,000	1,681,215
Series 2010 A1, 5.375% 10/1/35	4,240,000	4,752,701
Series 2010, 5.5% 10/1/30	755,000	853,429
Series 2014 A, 5% 10/1/37	8,500,000	9,514,050
Series 2014 B, 5% 10/1/34	2,225,000	2,517,098
Series 2016 A, 5% 10/1/41	8,500,000	9,565,390
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,147,590
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,300,000	3,592,182
Series 2014 A:
5% 7/1/25	1,430,000	1,681,480
5% 7/1/27	1,000,000	1,156,570
5% 7/1/28	2,225,000	2,559,240
5% 7/1/29	1,010,000	1,158,884
5% 7/1/44	18,800,000	20,659,132
Series 2014 B, 5% 7/1/30	2,500,000	2,854,550
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,564,650
Series 2011 B, 5.625% 5/1/31	2,195,000	2,494,486
Series 2014 D:
5% 11/1/22	2,085,000	2,424,250
5% 11/1/23	5,485,000	6,467,857
5% 11/1/24	6,350,000	7,557,770
5% 11/1/25	6,655,000	7,840,389
Series 2015 A, 5% 5/1/29	12,370,000	14,221,171
Series 2015 B:
5% 5/1/27	13,000,000	15,147,210
5% 5/1/28	7,305,000	8,454,661
Series 2016 A, 5% 5/1/32	10,000,000	11,430,800
Series 2016 B, 5% 8/1/26	4,505,000	5,384,106
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/22	765,000	890,039
5% 7/1/42	800,000	887,248
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	7,089,780
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	915,000	954,656
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,285,000	2,436,016
5.75% 10/1/43	285,000	296,867
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	715,000	762,254
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,730,400
Series 2012 A, 5% 10/1/42	6,315,000	6,738,800
Series 2012 B, 5% 10/1/42	2,500,000	2,667,775
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/28	5,000,000	5,913,650
Series 2016 C, 5% 8/1/33	10,730,000	12,338,642
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,328,733
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39 (Pre-Refunded to 4/1/19 @ 100)	1,000,000	1,079,450
Series 2009 B:
5% 10/1/33	3,540,000	3,778,065
5% 10/1/33 (Pre-Refunded to 4/1/19 @ 100)	2,660,000	2,858,782
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/31	1,500,000	1,632,960
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/22	2,000,000	2,326,480
5% 8/1/23	3,550,000	4,197,307
5% 8/1/24	1,500,000	1,791,990
Series 2015 B:
5% 8/1/23	1,500,000	1,773,510
5% 8/1/24	4,135,000	4,939,919
5% 8/1/25	875,000	1,047,113
Series 2015 D:
5% 8/1/28	1,980,000	2,319,293
5% 8/1/29	6,765,000	7,869,860
5% 8/1/30	6,985,000	8,092,332
5% 8/1/31	7,015,000	8,088,085
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	4,000,000	4,589,840
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Pre-Refunded to 9/1/18 @ 100)	1,590,000	1,700,457
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (a)	2,300,000	2,381,972
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,876,506
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	500,000	591,835
5% 10/1/28	4,000,000	4,703,440
5% 10/1/30	2,000,000	2,317,480
5% 10/1/32	3,310,000	3,793,558
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,530,966
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	1,425,000	1,585,512
5% 12/1/36	1,100,000	1,178,353
Series 2015 A, 5% 12/1/40	1,000,000	1,060,590
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	1,420,000	1,549,263
5% 10/1/19 (Escrowed to Maturity)	1,305,000	1,425,438
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	1,028,934
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/30 (Build America Mutual Assurance Insured)	1,160,000	1,340,125
5% 8/1/31 (Build America Mutual Assurance Insured)	2,215,000	2,540,561
(Master Lease Prog.) Series 2014 B, 5% 8/1/22	810,000	939,138

TOTAL FLORIDA		398,790,792

Georgia - 2.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	2,400,000	2,415,480
2.2%, tender 4/2/19 (a)	5,900,000	5,930,857
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,805,850
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,771,250
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	2,900,000	3,175,355
6.125% 9/1/40	5,575,000	6,032,429
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	1,000,000	1,139,270
5.25% 10/1/41	1,900,000	2,159,445
Fulton County Wtr. & Swr. Rev.:
Series 2011, 5% 1/1/23	2,500,000	2,821,975
Series 2013, 5% 1/1/32	10,000,000	11,511,200
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,231,520
Series C, 5% 1/1/22	2,900,000	3,259,136
Series GG, 5% 1/1/23	1,600,000	1,825,296
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,398,877
Series S, 5% 10/1/24	1,575,000	1,822,291
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	4,900,000	5,300,134
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/28	2,560,000	2,892,826
5% 4/1/44	10,855,000	11,544,835
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,016,780

TOTAL GEORGIA		75,054,806

Idaho - 0.5%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	2,035,432
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	6,300,000	6,812,253
Series 2015 ID:
5% 12/1/24	500,000	599,145
5.5% 12/1/26	1,200,000	1,478,592
5.5% 12/1/27	3,250,000	3,977,740

TOTAL IDAHO		14,903,162

Illinois - 17.1%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065,000	1,007,937
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,199,283
Series 2008 C:
5.25% 12/1/23	1,060,000	942,912
5.25% 12/1/24	715,000	625,861
Series 2010 F, 5% 12/1/20	570,000	518,808
Series 2011 A:
5% 12/1/41	1,865,000	1,498,677
5.25% 12/1/41	1,510,000	1,210,960
5.5% 12/1/39	2,700,000	2,251,638
Series 2012 A, 5% 12/1/42	2,815,000	2,244,540
Series 2015 C, 5.25% 12/1/39	800,000	650,008
Series 2016 B, 6.5% 12/1/46	400,000	374,192
Chicago Midway Arpt. Rev. Series 2016 B:
5% 1/1/36	4,500,000	5,000,355
5% 1/1/37	5,300,000	5,872,612
5% 1/1/41	5,000,000	5,504,950
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 C, 6.5% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	6,585,000	7,810,469
Series 2013 D, 5% 1/1/27	5,175,000	5,862,602
Series 2016 B, 5% 1/1/34	2,835,000	3,188,553
Series 2016 C, 5% 1/1/32	4,750,000	5,395,953
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	12,000,000	13,144,320
Series 2017, 5% 12/1/46	1,900,000	2,048,314
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,248,840
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,040,590
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33	2,300,000	2,423,119
5.25% 11/1/38	9,150,000	9,473,178
Cook County Forest Preservation District Series 2012 C:
5% 12/15/22	1,230,000	1,368,043
5% 12/15/37	1,000,000	1,049,590
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,020,300
Series 2010 A:
5.25% 11/15/22	2,065,000	2,275,754
5.25% 11/15/33	13,180,000	14,093,901
Series 2011 A, 5.25% 11/15/28	1,625,000	1,786,834
Series 2012 C:
5% 11/15/23	4,375,000	4,908,050
5% 11/15/24	3,500,000	3,901,625
5% 11/15/25 (FSA Insured)	5,800,000	6,465,550
Series 2016 A, 5% 11/15/29	6,110,000	6,821,143
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,622,117
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	4,931,752
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35 (Pre-Refunded to 10/1/18 @ 100)	2,400,000	2,555,112
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,100,000	1,188,143
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,254,623
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,480,000	1,552,194
5% 10/1/33	1,500,000	1,703,505
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/18 @ 100)	2,295,000	2,373,282
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	2,800,000	2,946,720
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	7,630,000	8,341,726
(Presence Health Proj.) Series 2016 C, 5% 2/15/26	1,425,000	1,591,070
(Provena Health Proj.) Series 2010 A, 6% 5/1/28 (Pre-Refunded to 5/1/20 @ 100)	5,300,000	6,030,923
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	2,300,000	2,552,425
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	1,125,000	1,248,469
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A:
5.5% 8/15/30	750,000	775,028
6% 8/15/23	1,000,000	1,038,600
Bonds (Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,045,000	1,044,990
Series 2008 A, 6% 2/1/23 (Pre-Refunded to 2/1/18 @ 100)	400,000	415,124
Series 2009 A:
7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,510,000	1,650,113
7.75% 8/15/34 (Pre-Refunded to 8/15/19 @ 100)	6,000,000	6,885,360
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	1,050,000	1,171,979
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	700,000	786,093
Series 2012 A:
5% 5/15/19	1,000,000	1,068,790
5% 5/15/23	700,000	791,826
Series 2012:
4% 9/1/32	3,000,000	2,969,340
5% 9/1/22	800,000	897,040
5% 9/1/32	4,000,000	4,233,280
5% 9/1/38	5,400,000	5,583,168
5% 11/15/43	1,640,000	1,743,238
Series 2013:
4% 5/15/33	230,000	228,114
5% 11/15/24	1,115,000	1,271,814
5% 11/15/27	400,000	446,988
5% 5/15/43	3,700,000	3,886,036
Series 2015 A:
5% 11/15/31	3,500,000	3,917,235
5% 11/15/45	9,545,000	10,286,456
Series 2015 B, 5% 11/15/23	1,845,000	2,172,506
Series 2015 C:
5% 8/15/35	3,340,000	3,585,523
5% 8/15/44	15,400,000	16,308,754
Series 2016 A:
5% 7/1/33	1,850,000	2,056,608
5% 8/15/34	1,800,000	1,928,232
5.25% 8/15/29	1,015,000	1,146,970
Series 2016 B:
5% 8/15/30	3,000,000	3,431,400
5% 8/15/33	4,585,000	5,142,307
5% 8/15/34	2,415,000	2,693,715
Series 2016 C:
4% 2/15/36	1,300,000	1,178,151
5% 2/15/21	4,000,000	4,336,120
5% 2/15/22	2,350,000	2,577,645
5% 2/15/30	9,000,000	9,805,950
5% 2/15/41	5,365,000	5,605,298
7.75% 8/15/34 (Pre-Refunded to 8/15/19 @ 100)	60,000	68,854
Illinois Gen. Oblig.:
Serie 2014, 5% 4/1/24	3,945,000	4,178,583
Series 2006:
5% 1/1/19	1,500,000	1,553,640
5.5% 1/1/31	1,945,000	2,084,165
Series 2010:
5% 1/1/18	4,440,000	4,523,960
5% 1/1/21 (FSA Insured)	900,000	952,299
5% 1/1/23 (FSA Insured)	2,100,000	2,218,713
Series 2012 A, 5% 1/1/33	1,700,000	1,707,599
Series 2012:
5% 8/1/19	900,000	940,545
5% 8/1/21	1,695,000	1,791,649
5% 3/1/23	1,500,000	1,576,605
5% 8/1/23	1,675,000	1,777,091
5% 3/1/28	650,000	664,768
5% 3/1/36	1,000,000	997,510
Series 2013 A, 5% 4/1/35	900,000	897,849
Series 2013, 5.5% 7/1/38	2,000,000	2,040,640
Series 2014:
5% 2/1/23	1,850,000	1,961,537
5% 2/1/25	2,245,000	2,352,087
5% 2/1/27	1,075,000	1,110,948
5% 4/1/28	580,000	597,731
5% 5/1/28	3,325,000	3,423,819
5% 5/1/32	1,400,000	1,411,494
5% 5/1/33	1,600,000	1,610,320
5.25% 2/1/29	3,900,000	4,070,547
5.25% 2/1/30	2,700,000	2,786,346
5.25% 2/1/31	1,305,000	1,347,504
Series 2016:
5% 6/1/25	4,465,000	4,701,154
5% 6/1/26	610,000	639,921
5% 2/1/27	4,345,000	4,542,480
5% 2/1/28	3,495,000	3,639,798
5% 2/1/29	3,285,000	3,402,702
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,224,585
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	1,034,320
5.25% 5/15/32 (FSA Insured)	590,000	610,249
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/23	1,075,000	1,247,258
5% 2/1/29	10,000,000	11,442,900
5% 2/1/31	1,890,000	2,134,736
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2013 A, 5% 1/1/38	20,000,000	21,849,800
Series 2015 A:
5% 1/1/37	1,700,000	1,888,513
5% 1/1/40	6,700,000	7,407,788
Series 2015 B, 5% 1/1/40	3,800,000	4,225,524
Series 2016 A:
5% 12/1/31	945,000	1,085,068
5% 12/1/32	6,700,000	7,649,256
Series 2016 B, 5% 1/1/41	13,000,000	14,484,080
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	1,070,003
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	2,159,068
0% 11/1/20 (FSA Insured)	3,850,000	3,588,893
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	4,428,734
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015:
5% 1/1/27	1,500,000	1,727,190
5% 1/1/28	2,780,000	3,174,260
0% 12/1/17 (AMBAC Insured)	910,000	904,358
6.5% 1/1/20 (AMBAC Insured)	310,000	349,150
6.5% 1/1/20 (Escrowed to Maturity)	535,000	609,338
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,875,000	12,033,731
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,931,000
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,332,976
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,260,000	3,561,701
0% 1/15/25	4,440,000	3,559,859
0% 1/15/26	3,335,000	2,569,451
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,900,000	6,649,601
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,500,000	4,468,030
0% 6/15/44 (FSA Insured)	19,125,000	5,242,736
0% 6/15/45 (FSA Insured)	12,145,000	3,165,351
0% 6/15/47 (FSA Insured)	5,760,000	1,356,307
Series 2012 B:
0% 12/15/51	5,900,000	829,068
5% 6/15/52	7,100,000	7,029,994
Series 2002 A:
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,695,000	7,866,851
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,490,000	1,997,826
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,893,375
Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	4,870,000	5,302,894
Series 2010 A:
5% 4/1/25	1,700,000	1,840,488
5.25% 4/1/30	1,020,000	1,109,648
Series 2013:
6% 10/1/42	1,935,000	2,220,161
6.25% 10/1/38	1,900,000	2,225,014
Will County Cmnty. Unit School District #365-U:
0% 11/1/18 (Escrowed to Maturity)	945,000	928,529
0% 11/1/18 (FSA Insured)	4,085,000	3,978,218
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,246,811
0% 11/1/19 (FSA Insured)	8,310,000	7,915,358
Will County Illinois Series 2016, 5% 11/15/41	13,255,000	14,762,359

TOTAL ILLINOIS		549,066,579

Indiana - 2.3%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	2,720,000	3,097,101
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (Pre-Refunded to 7/15/17 @ 100)	1,000,000	1,008,260
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Pre-Refunded to 1/15/20 @ 100)	3,100,000	3,541,378
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,819,187
Indiana Fin. Auth. Rev.:
Series 2012:
5% 3/1/25	1,000,000	1,113,000
5% 3/1/30	500,000	542,505
5% 3/1/41	2,590,000	2,781,297
Series 2015 A, 5.25% 2/1/32	2,940,000	3,433,891
Series 2015, 5% 3/1/36	4,500,000	4,926,240
Series 2016:
5% 9/1/27	1,850,000	2,152,290
5% 9/1/31	1,400,000	1,586,088
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	850,000	983,459
5% 10/1/37	1,700,000	1,925,777
Series 2014 A:
5% 10/1/25	1,200,000	1,426,788
5% 10/1/26	1,750,000	2,074,170
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,750,000	2,066,313
(CWA Auth. Proj.) Series 2015 A:
5% 10/1/29	2,295,000	2,701,284
5% 10/1/45	12,700,000	14,358,239
Series 2011 A, 5.25% 10/1/26	1,000,000	1,148,400
Series 2011 B, 5% 10/1/41	2,000,000	2,209,320
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (Pre-Refunded to 5/1/18 @ 100)	1,600,000	1,668,256
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	800,000	900,896
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (Pre-Refunded to 1/1/18 @ 100)	1,000,000	1,029,070
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	9,107,681
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30	4,300,000	4,914,298
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/27 (Pre-Refunded to 7/1/19 @ 100)	1,220,000	1,320,772

TOTAL INDIANA		73,835,960

Kansas - 0.7%
Johnson City Usd # 232 Series 2015 A, 5% 9/1/22	1,390,000	1,625,758
Johnson County Unified School District # 233:
Series 2016 A:
5% 9/1/21	750,000	862,305
5% 9/1/23	1,000,000	1,195,170
Series 2016 B:
5% 9/1/22	1,600,000	1,879,408
5% 9/1/23	290,000	346,599
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/26	4,020,000	4,595,905
Series 2016 A:
5% 9/1/40	4,200,000	4,664,310
5% 9/1/45	5,125,000	5,672,043

TOTAL KANSAS		20,841,498

Kentucky - 1.5%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.):
Series 2010 B, 5% 2/1/21	1,185,000	1,270,889
Series 2016 A, 5% 2/1/40	1,200,000	1,242,024
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/19	1,000,000	1,061,270
5% 1/1/20	485,000	529,775
5% 1/1/24	800,000	931,600
5% 1/1/27	1,500,000	1,742,175
5% 1/1/33	1,300,000	1,452,789
Kentucky State Property & Buildings Commission Rev. Series 2016 B, 5% 11/1/26	11,400,000	13,426,236
Louisville & Jefferson County:
Series 2013 A:
5.5% 10/1/33	1,275,000	1,477,330
5.75% 10/1/38	3,105,000	3,591,709
Series 2016 A:
5% 10/1/31	6,400,000	7,196,672
5% 10/1/32	7,745,000	8,649,693
5% 10/1/33	4,400,000	4,884,176
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,117,180

TOTAL KENTUCKY		48,573,518

Louisiana - 1.3%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	3,750,000	4,143,300
Louisiana Gen. Oblig. Series 2016 B:
5% 8/1/27	10,420,000	12,303,207
5% 8/1/28	3,465,000	4,060,391
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	800,000	892,232
Louisiana Pub. Facilities Auth. Rev.:
(Nineteenth Judicial District Court Proj.) Series 2007, 5.375% 6/1/32 (Pre-Refunded to 6/1/17 @ 100)	1,500,000	1,505,250
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/25	445,000	529,230
5% 12/15/27	2,000,000	2,364,940
5% 12/15/29	1,200,000	1,396,980
New Orleans Gen. Oblig. Series 2012:
5% 12/1/24	2,455,000	2,837,145
5% 12/1/25	2,400,000	2,772,192
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/23	2,500,000	2,846,475
5.5% 5/15/29	5,000,000	5,264,950

TOTAL LOUISIANA		40,916,292

Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. (Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	1,000,000	1,014,220
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2008 D:
5.75% 7/1/38	1,255,000	1,318,076
5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	545,000	574,801
Series 2016 A:
4% 7/1/41	1,100,000	935,671
4% 7/1/46	1,400,000	1,152,788
Maine Tpk. Auth. Tpk. Rev. Series 2015, 5% 7/1/37	1,700,000	1,929,942

TOTAL MAINE		6,925,498

Maryland - 0.5%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	1,004,550
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	1,880,000	2,140,756
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18 (Escrowed to Maturity)	130,000	133,905
6% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	4,200,000	4,339,944
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,100,000	1,248,324
Series 2015, 5% 7/1/40	2,000,000	2,146,620
Series 2016 A:
4% 7/1/42	780,000	758,238
5% 7/1/35	2,055,000	2,175,629
5% 7/1/38	1,125,000	1,180,575

TOTAL MARYLAND		15,128,541

Massachusetts - 0.7%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A, 5% 7/1/45	890,000	1,003,546
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,015,000	1,116,683
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/30	1,165,000	1,302,074
5% 10/1/33	1,355,000	1,493,874
Series 2011 I, 6.75% 1/1/36	1,000,000	1,140,230
Series 2015 D, 5% 7/1/44	2,575,000	2,726,899
Series 2016 A, 5% 1/1/47	6,945,000	7,578,106
Series BB1, 5% 10/1/46	4,230,000	4,706,213
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,048,080

TOTAL MASSACHUSETTS		22,115,705

Michigan - 3.6%
Detroit Swr. Disp. Rev. Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	615,000	648,997
Detroit Wtr. Supply Sys. Rev.:
Series 2006 B, 7% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	1,400,000	1,575,252
Series 2009, 6.25% 7/1/36 (FSA Insured) (Pre-Refunded to 7/1/19 @ 100)	1,500,000	1,663,815
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,455,000	1,671,344
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	1,000,000	1,141,630
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,406,436
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2015 I:
5% 4/15/27	14,000,000	16,475,900
5% 4/15/28	2,000,000	2,337,220
Series 2016 I, 5% 4/15/24	705,000	837,061
Series IA:
5.375% 10/15/41	1,000,000	1,132,520
5.5% 10/15/45	2,000,000	2,237,760
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	2,350,000	2,643,139
5% 6/1/20 (Escrowed to Maturity)	750,000	834,653
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	1,100,000	1,284,030
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	2,400,000	2,801,520
Series 2012:
5% 11/15/36	1,300,000	1,421,927
5% 11/15/42	2,950,000	3,197,063
Series 2013, 5% 8/15/29	3,865,000	4,346,888
Series 2015 MI, 5% 12/1/25	3,000,000	3,572,040
Series 2016, 5% 11/15/32	3,500,000	3,958,780
Michigan Gen. Oblig. Series 2016:
5% 3/15/26	7,500,000	8,969,475
5% 3/15/27	1,895,000	2,283,001
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series F5:
1.9%, tender 4/1/21 (a)	4,395,000	4,419,788
2.4%, tender 3/15/23 (a)	1,720,000	1,750,238
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	655,000	709,732
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	125,000	134,933
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	6,380,000	6,188,600
Portage Pub. Schools Series 2016:
5% 11/1/33	1,000,000	1,136,370
5% 11/1/36	1,250,000	1,404,900
5% 11/1/37	1,000,000	1,120,620
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	900,000	985,581
Warren Consolidated School District Series 2016:
5% 5/1/28	4,100,000	4,749,235
5% 5/1/29	4,230,000	4,863,823
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,300,000	1,499,576
5% 12/1/31	2,300,000	2,639,940
5% 12/1/40 (FSA Insured)	3,000,000	3,330,870
Series 2015 G:
5% 12/1/31	1,500,000	1,721,700
5% 12/1/32	1,500,000	1,713,180
5% 12/1/33	2,000,000	2,272,960
Series 2015, 5% 12/1/29	1,600,000	1,853,504
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,192,825
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	4,907,125

TOTAL MICHIGAN		117,035,951

Minnesota - 0.7%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,832,211
Maple Grove Health Care Facilities Series 2015, 5% 9/1/27	1,285,000	1,461,919
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	1,000,000	1,002,200
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/20	675,000	759,227
5% 11/15/24	1,780,000	2,128,346
5% 11/15/25	1,365,000	1,643,201
Minneapolis Health Care Sys. Rev.:
6.5% 11/15/38	845,000	902,528
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	155,000	167,865
Minnesota Gen. Oblig. 5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	40,000	40,399
Minnesota Higher Ed. Facilities Auth. Rev. 5% 3/1/20	890,000	892,341
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40	700,000	738,262
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21 (Pre-Refunded to 1/1/19 @ 100)	1,915,000	2,040,528
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	1,225,000	1,234,028
Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	6,690,000	7,364,553

TOTAL MINNESOTA		22,207,608

Missouri - 0.3%
Kansas City Spl. Oblig.:
4% 9/1/18	400,000	415,404
5% 9/1/21	295,000	320,225
5% 9/1/22	500,000	542,515
5% 9/1/23	400,000	433,244
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	125,000	125,364
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	400,000	396,500
3.25% 2/1/28	400,000	396,760
4% 2/1/40	400,000	400,536
5% 2/1/34	3,115,000	3,432,886
5% 2/1/36	1,200,000	1,312,584
5% 2/1/45	1,900,000	2,051,601

TOTAL MISSOURI		9,827,619

Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 1.207% 12/1/17 (a)	510,000	508,853
Douglas County Hosp. Auth. #2 Health Facilities Rev. 6% 8/15/24	1,080,000	1,095,595
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/26 (Pre-Refunded to 1/1/18 @ 100)	2,550,000	2,619,921
Series 2016 A:
5% 1/1/32	1,670,000	1,921,652
5% 1/1/34	1,000,000	1,135,180
Series 2016 B, 5% 1/1/32	5,000,000	5,753,450

TOTAL NEBRASKA		13,034,651

Nevada - 0.9%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	1,900,000	2,160,452
Series 2012 B, 5% 6/1/42	3,260,000	3,633,140
Series 2016 A:
5% 6/1/35	4,150,000	4,780,261
5% 6/1/36	6,000,000	6,890,760
Series 2016 B:
5% 6/1/34	7,495,000	8,671,865
5% 6/1/36	2,700,000	3,100,842

TOTAL NEVADA		29,237,320

New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	2,900,000	3,241,330
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007, 5% 10/1/37	505,000	511,161
Series 2012:
4% 7/1/23	1,000,000	1,060,230
4% 7/1/32	900,000	905,391
Series 2016:
4% 10/1/38	1,100,000	1,092,146
5% 10/1/28	3,000,000	3,407,010
5% 10/1/32	5,160,000	5,714,803
5% 10/1/38	3,360,000	3,634,915
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/19	2,890,000	3,146,574
5% 2/1/20	1,300,000	1,429,610

TOTAL NEW HAMPSHIRE		24,143,170

New Jersey - 3.4%
New Jersey Ctfs. of Prtn. Series 2009 A:
5.125% 6/15/24 (Pre-Refunded to 6/15/19 @ 100)	1,500,000	1,625,625
5.25% 6/15/28 (Pre-Refunded to 6/15/19 @ 100)	1,000,000	1,086,360
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	4,800,000	5,075,136
Series 2017 B, 5% 11/1/24	10,000,000	10,662,000
Series 2011 EE:
5% 9/1/20	1,255,000	1,334,291
5% 9/1/20 (Escrowed to Maturity)	3,395,000	3,805,116
Series 2013:
5% 3/1/23	7,040,000	7,500,275
5% 3/1/24	6,200,000	6,529,034
5% 3/1/25	700,000	732,697
Series 2015 XX:
5% 6/15/22	1,525,000	1,623,896
5% 6/15/26	15,000,000	15,712,350
Series 2016 AAA:
5% 6/15/41	2,510,000	2,502,897
5.5% 6/15/30	4,995,000	5,389,255
Series 2016 BBB, 5% 6/15/22	3,120,000	3,322,332
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	30,000	31,795
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,625,000	2,959,714
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2008, 6.625% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	3,700,000	3,939,612
Series 2016 A:
5% 7/1/20	500,000	547,325
5% 7/1/21	1,155,000	1,288,737
5% 7/1/22	155,000	175,252
5% 7/1/23	550,000	628,045
5% 7/1/24	435,000	500,041
5% 7/1/25	1,055,000	1,212,459
5% 7/1/25	470,000	540,148
5% 7/1/26	155,000	178,058
5% 7/1/27	235,000	267,148
5% 7/1/28	685,000	772,344
5% 7/1/30	1,000,000	1,144,470
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	1,300,000	1,407,978
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	439,676
Series 2014 AA, 5% 6/15/24	15,000,000	16,102,950
Series 2016 A:
5% 6/15/27	945,000	1,020,307
5% 6/15/29	3,550,000	3,776,952
Series 2016 A-2, 5% 6/15/23	2,495,000	2,716,581
Series AA, 5% 6/15/25	2,380,000	2,531,582

TOTAL NEW JERSEY		109,082,438

New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,178,110
New York - 6.4%
Dorm. Auth. New York Univ. Rev. Series 2016 A, 5% 7/1/32	2,500,000	2,909,725
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	5,200,000	5,900,856
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	9,800,000	10,616,046
New York City Gen. Oblig.:
Series 2008:
5.25% 8/15/27	585,000	615,917
5.25% 8/15/27 (Pre-Refunded to 8/15/18 @ 100)	1,615,000	1,702,711
Series 2009:
5.625% 4/1/29	85,000	92,152
5.625% 4/1/29 (Pre-Refunded to 4/1/19 @ 100)	380,000	413,106
Series 2012 A1, 5% 8/1/24	2,720,000	3,097,971
Series 2012 G1, 5% 4/1/25	5,040,000	5,781,938
Series 2014 J, 5% 8/1/23	3,400,000	4,046,442
Series 2015 C, 5% 8/1/27	1,600,000	1,891,104
Series 2016 C and D, 5% 8/1/28	1,500,000	1,788,960
Series 2016 E, 5% 8/1/28	2,550,000	3,066,197
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,002,320
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,006,560
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 CC, 5% 6/15/34	3,585,000	3,730,694
Series 2009 EE, 5.25% 6/15/40	3,300,000	3,562,581
Series 2009 FF 2, 5.5% 6/15/40	4,800,000	5,222,640
Series 2011 EE, 5.375% 6/15/43	22,705,000	25,662,099
Series 2012 EE, 5.25% 6/15/30	6,300,000	7,388,073
Series 2013 EE, 5% 6/15/47	11,710,000	13,009,576
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S3, 5.25% 1/15/39	8,300,000	8,827,548
Series 2009 S4:
5.5% 1/15/39	1,200,000	1,284,444
5.75% 1/15/39	2,500,000	2,690,800
Series S1, 5% 7/15/27	2,000,000	2,323,840
New York City Transitional Fin. Auth. Rev.:
Series 2015 E1, 5% 2/1/41	1,615,000	1,817,650
Series 2017 E-1, 5% 2/1/34	6,000,000	6,974,100
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	7,205,000	8,538,862
5% 11/15/29	5,000,000	5,883,700
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	2,000,000	2,322,320
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	5,500,000	5,959,415
5% 2/15/34	1,750,000	1,859,585
New York Dorm. Auth. Sales Tax Rev. Series 2016 A:
5% 3/15/31	4,400,000	5,240,488
5% 3/15/32	1,945,000	2,302,374
5% 3/15/34	3,200,000	3,747,648
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	9,500,000	11,094,195
Series 2012 F, 5% 11/15/24	4,600,000	5,374,548
Series 2014 B, 5.25% 11/15/44	2,215,000	2,528,866
Series 2014 C, 5% 11/15/21	2,500,000	2,874,975
Series 2016 B, 5% 11/15/21	1,950,000	2,242,481
Series 2016, 6.5% 11/15/28	695,000	751,462
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	4,200,000	4,517,058
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	3,700,000	4,314,052
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	3,130,000	3,693,337
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/18 (FSA Insured)	1,825,000	1,885,006
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/21	40,000	40,050
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,325,624

TOTAL NEW YORK		203,922,096

North Carolina - 0.8%
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,266,828
Series 2012, 5% 11/1/41	1,630,000	1,727,344
North Carolina Med. Care Cmnty. Health Series 2017:
5% 10/1/30 (d)	630,000	726,352
5% 10/1/34 (d)	1,000,000	1,122,380
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	3,019,024
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A:
5% 1/1/30	285,000	302,317
5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	715,000	761,868
Series 2015 A, 5% 1/1/28	3,500,000	4,162,515
Series 2015 C, 5% 1/1/29	8,000,000	9,446,160
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,199,715

TOTAL NORTH CAROLINA		25,734,503

North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,605,600
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	3,700,000	3,961,146

TOTAL NORTH DAKOTA		5,566,746

Ohio - 1.6%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	4,200,000	4,598,706
American Muni. Pwr., Inc. Rev.:
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	900,000	975,852
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	4,000,000	4,446,920
Series 2016, 5% 2/15/46	1,280,000	1,417,920
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	5,900,000	6,743,582
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	1,755,000	1,760,353
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	500,000	585,885
5% 1/1/27 (FSA Insured)	2,175,000	2,538,704
5% 1/1/31 (FSA Insured)	1,000,000	1,141,090
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090,000	1,158,932
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,154,958
Columbus City School District 5% 12/1/32	1,000,000	1,172,630
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,252,850
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	1,900,000	2,160,490
Lake County Hosp. Facilities Rev.:
Series 2015, 5% 8/15/26	1,170,000	1,352,520
6% 8/15/43	400,000	419,636
6% 8/15/43 (Pre-Refunded to 8/15/18 @ 100)	2,100,000	2,231,838
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,900,000	2,263,318
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	4,400,000	4,555,936
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	2,055,346
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,405,409
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	1,265,000	1,446,426

TOTAL OHIO		51,839,301

Oklahoma - 0.7%
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/39	7,000,000	7,848,680
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,105,000	1,298,972
5% 10/1/32	1,100,000	1,231,197
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22 (Pre-Refunded to 8/15/18 @ 100)	2,400,000	2,537,016
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	3,625,000	3,850,910
Series 2012:
5% 2/15/21	955,000	1,072,217
5% 2/15/24	1,800,000	2,024,100
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	3,705,000	4,096,433

TOTAL OKLAHOMA		23,959,525

Oregon - 0.1%
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A:
5.25% 4/1/31	260,000	295,836
5.25% 4/1/31 (Pre-Refunded to 4/1/21 @ 100)	1,640,000	1,884,868
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	917,699
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,049,260

TOTAL OREGON		4,147,663

Pennsylvania - 3.3%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,077,410
5% 8/15/20	3,000,000	3,250,980
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	1,000,000	1,238,680
Coatesville Area School District Series 2017:
4% 8/1/20 (FSA Insured)	225,000	242,078
5% 8/1/21 (FSA Insured)	990,000	1,121,472
5% 8/1/22 (FSA Insured)	875,000	1,007,405
5% 8/1/23 (FSA Insured)	1,000,000	1,166,310
5% 8/1/24 (FSA Insured)	1,000,000	1,177,000
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,330,000	1,546,870
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	2,040,646
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	1,400,000	1,596,000
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	2,160,000	2,437,063
Series 2016 A:
5% 10/1/30	4,350,000	4,738,064
5% 10/1/36	3,335,000	3,527,229
5% 10/1/40	2,045,000	2,149,909
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/21	1,700,000	1,748,688
Pennsylvania Gen. Oblig.:
Series 2015 1:
5% 3/15/29	8,125,000	9,317,181
5% 3/15/31	2,130,000	2,407,347
Series 2015, 5% 3/15/33	2,460,000	2,758,447
Series 2016, 5% 2/1/29	18,935,000	21,938,470
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016:
5% 5/1/29	1,000,000	1,153,230
5% 5/1/31	1,000,000	1,138,880
5% 5/1/35	1,585,000	1,769,684
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/29 (FSA Insured)	5,630,000	6,465,154
Philadelphia Gas Works Rev.:
Series 9:
5.25% 8/1/40	2,325,000	2,507,141
5.25% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	1,475,000	1,660,983
5% 10/1/19	730,000	789,729
5% 8/1/26	1,000,000	1,162,520
5% 8/1/27	1,000,000	1,152,970
5% 8/1/28	2,000,000	2,287,020
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (Pre-Refunded to 12/15/18 @ 100)	2,500,000	2,670,350
Philadelphia School District Series 2016 F, 5% 9/1/29	10,000,000	11,075,400
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22	1,000,000	1,119,820
State Pub. School Bldg. Auth. Lease Rev. ( Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	735,000	824,053
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,349,500

TOTAL PENNSYLVANIA		104,613,683

Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,680,000	5,044,900
5% 9/1/36	185,000	194,709
Series 2016:
5% 5/15/20	340,000	369,665
5% 5/15/21	2,000,000	2,217,440
5% 5/15/29	1,250,000	1,385,950
5% 5/15/32	1,610,000	1,743,727
5% 5/15/39	3,000,000	3,164,970

TOTAL RHODE ISLAND		14,121,361

South Carolina - 3.4%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Pre-Refunded to 12/1/17 @ 100)	1,000,000	1,023,680
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	1,845,000	2,143,669
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,380,000	2,809,471
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/24	4,535,000	5,306,313
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	2,900,000	3,310,002
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 C, 5% 12/1/18	7,000,000	7,380,520
Series 2013 E, 5.5% 12/1/53	14,000,000	15,144,640
Series 2014 A:
5% 12/1/49	10,750,000	11,338,778
5.5% 12/1/54	14,400,000	15,654,816
Series 2014 C, 5% 12/1/46	19,450,000	20,618,751
Series 2015 A, 5% 12/1/50	2,015,000	2,137,149
Series 2015 E, 5.25% 12/1/55	3,000,000	3,249,540
Series 2016 B:
5% 12/1/35	3,630,000	3,958,624
5% 12/1/36	5,445,000	5,919,695
Series 2016 C:
5% 12/1/22	500,000	562,475
5% 12/1/23	840,000	952,459
5% 12/1/24	495,000	564,528
5% 12/1/25	360,000	411,746
5% 12/1/26	1,000,000	1,147,450
5% 12/1/27	1,600,000	1,828,832
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	1,430,000	1,697,310
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38 (Pre-Refunded to 5/1/18 @ 100)	1,590,000	1,661,757

TOTAL SOUTH CAROLINA		108,822,205

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B, 5% 11/1/44	5,000,000	5,408,450
Tennessee - 0.4%
Jackson Hosp. Rev.:
5.75% 4/1/41	405,000	418,487
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	1,095,000	1,142,972
Shelby County Health Edl. & Hsg. Facilities Board Rev.:
( Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/23	1,600,000	1,868,896
5% 5/1/25	1,300,000	1,541,423
5% 5/1/27	1,230,000	1,481,141
5% 5/1/31	1,260,000	1,460,882
(Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/29	1,240,000	1,459,815
5% 5/1/30	2,395,000	2,796,977
9 Methodist Le Bonheur Health Proj.) Series 2017 A, 5% 5/1/22	705,000	811,208

TOTAL TENNESSEE		12,981,801

Texas - 10.4%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43 (Pre-Refunded to 2/15/18 @ 100)	2,000,000	2,064,000
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19 (Pre-Refunded to 8/1/18 @ 100)	1,500,000	1,584,015
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/37	4,010,000	4,620,362
Brazosport College District:
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	115,000	119,127
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	885,000	916,763
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/40	2,000,000	2,194,900
5% 1/1/45	1,000,000	1,093,750
Series 2016:
5% 1/1/40	3,000,000	3,298,290
5% 1/1/46	1,800,000	1,971,972
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	3,901,262
Cypress-Fairbanks Independent School District:
Series 2014 C, 5% 2/15/44	5,795,000	6,501,295
Series 2016, 5% 2/15/27	1,885,000	2,282,603
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2016 A, 5% 12/1/33	1,625,000	1,881,133
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	3,215,000	3,431,498
Dallas County Gen. Oblig. Series 2016 5% 8/15/21	2,120,000	2,427,612
Dallas Fort Worth Int'l. Arpt. Rev. Series 2010 A, 5% 11/1/42	5,200,000	5,735,080
Dallas Independent School District:
Bonds Series 2016 B6, 5%, tender 2/15/22 (a)	1,955,000	2,233,685
Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	500,000	521,150
El Paso Gen. Oblig. Series 2016:
5% 8/15/30	7,290,000	8,566,771
5% 8/15/31	3,810,000	4,450,156
5% 8/15/32	3,625,000	4,208,480
5% 8/15/34	3,755,000	4,313,481
Freer Independent School District Series 2007, 5.25% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	215,000	217,636
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	2,842,447
Granbury Independent School District 0% 8/1/19	1,000,000	973,720
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	27,390,000	30,528,859
5.25% 10/1/51	25,400,000	28,884,372
5.5% 4/1/53	2,300,000	2,564,845
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	5,200,000	5,754,476
Houston Arpt. Sys. Rev. Series 2011 B:
5% 7/1/25	1,460,000	1,636,485
5% 7/1/26	3,000,000	3,360,090
Lewisville Independent School District 0% 8/15/18	1,025,000	1,011,962
Lower Colorado River Auth. Rev.:
Series 2015 B:
5% 5/15/30	4,500,000	5,179,815
5% 5/15/31	7,200,000	8,243,208
Series 2015 D:
5% 5/15/27	1,500,000	1,760,655
5% 5/15/29	2,150,000	2,489,829
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Pre-Refunded to 2/15/19 @ 100)	4,500,000	4,875,120
6% 2/15/49 (Pre-Refunded to 2/15/19 @ 100)	5,000,000	5,438,850
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	2,100,000	2,408,532
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24 (Pre-Refunded to 6/1/18 @ 100)	1,000,000	1,043,980
5% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	2,100,000	2,192,358
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,700,000	2,075,003
Series 2009 A, 6.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,440,000	2,643,691
Series 2009, 6.25% 1/1/39	560,000	602,885
Series 2011 A:
5.5% 9/1/41	5,370,000	6,183,877
6% 9/1/41	2,100,000	2,477,097
Series 2011 D, 5% 9/1/28	4,700,000	5,386,717
Series 2014 A:
5% 1/1/23	950,000	1,108,441
5% 1/1/24	2,500,000	2,953,525
Series 2015 A, 5% 1/1/32	1,550,000	1,757,313
Series 2015 B, 5% 1/1/31	7,115,000	8,134,580
Series 2016 A:
5% 1/1/31	730,000	845,428
5% 1/1/32	3,000,000	3,454,530
5% 1/1/39	1,000,000	1,124,710
6% 1/1/24	150,000	154,815
6% 1/1/25	740,000	763,710
6% 1/1/25 (Pre-Refunded to 1/1/18 @ 100)	5,260,000	5,435,263
Northside Independent School District Bonds 2%, tender 6/1/21 (a)	1,915,000	1,932,235
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	600,000	625,080
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	1,600,000	1,966,144
San Antonio Independent School District Series 2016, 5% 8/15/31	2,010,000	2,374,614
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	3,540,000	4,099,391
5% 5/15/26	7,000,000	8,095,150
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,208,320
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/40	3,525,000	3,988,009
5% 10/1/45	4,000,000	4,491,080
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
Series 2015, 5% 9/1/30	5,000,000	5,525,050
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	785,000	840,594
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	1,015,000	1,088,496
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	395,000	470,903
5% 2/15/41	8,335,000	9,276,355
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/44	3,000,000	3,400,230
Series 2016, 5% 4/1/41	3,120,000	3,573,180
Series 2017 A, 5% 10/1/33	6,300,000	7,506,387
Series 2017 B, 5% 10/1/34	9,545,000	11,297,271
Series A, 5% 10/1/23	1,500,000	1,793,400
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	130,000	134,752
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	1,370,000	1,420,717
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,100,000	2,381,064
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/28	3,045,000	3,692,063
5% 3/15/29	2,455,000	2,952,948
5% 3/15/31	2,000,000	2,371,280
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/26	1,525,000	1,849,368
5% 2/15/27	6,000,000	7,212,780
5% 2/15/30	3,455,000	4,048,949
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	940,000	1,121,129
Waller Independent School District 5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	5,100,000	5,283,039

TOTAL TEXAS		332,846,187

Utah - 0.3%
Salt Lake City Arpt. Rev. Series 2017 B:
5% 7/1/34	1,640,000	1,917,554
5% 7/1/35	1,500,000	1,746,735
5% 7/1/36	1,500,000	1,741,050
5% 7/1/37	1,000,000	1,156,930
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25	1,680,000	1,922,491
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	1,785,000	1,870,234

TOTAL UTAH		10,354,994

Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	2,400,000	2,482,152
5% 10/15/46	2,300,000	2,369,805
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (Pre-Refunded to 6/1/18 @ 100)	3,900,000	4,088,058

TOTAL VERMONT		8,940,015

Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. 5% 6/15/26	1,960,000	2,250,041
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	6,000,000	6,088,860
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	370,000	360,424
Series 2016:
4% 6/15/37	345,000	339,828
5% 6/15/28	1,000,000	1,145,580
5% 6/15/33	225,000	248,184
5% 6/15/36	1,000,000	1,082,080
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	1,400,000	1,577,044
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,500,000	2,733,025

TOTAL VIRGINIA		15,825,066

Washington - 2.4%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	846,048
King County Swr. Rev. Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	785,000	839,675
Port of Seattle Rev. Series 2016:
5% 2/1/25	1,250,000	1,489,100
5% 2/1/28	2,000,000	2,381,820
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,475,735
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	3,984,575
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	9,803,200
Series 2015 C:
5% 2/1/33	1,500,000	1,726,005
5% 2/1/34	2,400,000	2,747,256
Series 2017 D, 5% 2/1/33	2,100,000	2,466,072
Series 2017 R-A, 5% 8/1/23	3,115,000	3,717,410
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,683,500
Series R-2015 B, 5% 7/1/24	1,000,000	1,208,100
Series R-2017 A:
5% 8/1/27	945,000	1,151,086
5% 8/1/28	945,000	1,142,354
5% 8/1/30	945,000	1,123,425
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,401,660
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,500,000	1,664,175
Series 2010 A, 5.25% 8/15/20	2,325,000	2,529,251
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	4,196,720
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,500,000	1,573,920
Series 2012 A, 5% 10/1/24	6,700,000	7,718,467
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	2,200,000	2,432,870
Series 2015, 5% 1/1/26	2,000,000	2,341,220
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/34	1,600,000	1,736,880
5% 10/1/35	1,000,000	1,082,270
5% 10/1/40	1,625,000	1,721,753

TOTAL WASHINGTON		78,184,547

West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (a)	4,555,000	4,575,452
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35 (Pre-Refunded to 12/1/18 @ 100)	1,300,000	1,393,028
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,000,000	1,069,610
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	2,900,000	3,207,632

TOTAL WEST VIRGINIA		10,245,722

Wisconsin - 1.7%
Pub. Fin. Auth. Sr Liv Rev.:
( Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 B-1 3.95% 11/15/24 (b)	195,000	195,745
(Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/25 (b)	705,000	768,690
5% 5/15/28 (b)	580,000	623,564
5.25% 5/15/37 (b)	190,000	200,771
5.25% 5/15/42 (b)	235,000	247,161
5.25% 5/15/47 (b)	235,000	246,200
5.25% 5/15/52 (b)	435,000	453,957
Series 2017 B-2, 3.5% 11/15/23 (b)	250,000	250,485
Series 2017 B-3, 3% 11/15/22 (b)	345,000	345,666
Wisconsin Health & Edl. Facilities:
Series 2014:
4% 5/1/33	1,475,000	1,397,990
5% 5/1/23	1,410,000	1,577,607
5% 5/1/25	775,000	853,639
Series 2015, 5% 12/15/44	10,000,000	10,848,700
Series 2016 A:
5% 11/15/39	12,570,000	13,998,706
5% 2/15/42	2,810,000	2,994,786
5% 2/15/46	5,100,000	5,419,923
Series 2016, 5% 2/15/29	1,290,000	1,477,927
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,000,000	1,086,150
5.75% 7/1/30	1,000,000	1,105,860
Series 2013 B:
5% 7/1/26	750,000	846,375
5% 7/1/36	1,900,000	2,059,923
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,108,620
Series 2012:
5% 10/1/24	1,400,000	1,621,368
5% 6/1/27	1,000,000	1,100,450
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,000,000	1,174,900
5% 6/1/39	1,190,000	1,253,665

TOTAL WISCONSIN		54,258,828

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	2,600,000	2,775,630
TOTAL MUNICIPAL BONDS
(Cost $3,039,572,606)		3,120,030,115

Municipal Notes - 0.2%
Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17
(Cost $5,267,940)	5,240,000	5,269,030
	Shares	Value

Money Market Funds - 0.1%
Fidelity Tax-Free Cash Central Fund, 0.93%(e)(f)
(Cost $1,690,951)	1,690,951	1,691,120
TOTAL INVESTMENT PORTFOLIO - 97.5%
(Cost $3,046,531,497)		3,126,990,265
NET OTHER ASSETS (LIABILITIES) - 2.5%		81,288,787
NET ASSETS - 100%		$3,208,279,052

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,324,713 or 0.2% of net assets.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$56,399
Total	$56,399

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$3,125,299,145	$--	$3,125,299,145	$--
Money Market Funds	1,691,120	1,691,120	--	--
Total Investments in Securities:	$3,126,990,265	$1,691,120	$3,125,299,145	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $3,046,383,127. Net unrealized appreciation aggregated $80,607,138, of which $113,588,074 related to appreciated investment securities and $32,980,936 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series 1000 Value Index Fund

April 30, 2017

XS6-QTLY-0617
1.967968.103

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.2%
Adient PLC	23,234	$1,709,093
BorgWarner, Inc. (a)	61,657	2,606,858
Gentex Corp.	32,401	669,081
Hertz Global Holdings, Inc. (a)(b)	18,612	306,912
Lear Corp.	4,099	584,763
The Goodyear Tire & Rubber Co.	82,148	2,976,222
		8,852,929
Automobiles - 0.8%
Ford Motor Co.	1,266,848	14,530,747
General Motors Co.	456,681	15,819,430
Tesla, Inc. (b)	2,326	730,527
		31,080,704
Distributors - 0.0%
Genuine Parts Co.	2,721	250,386
Diversified Consumer Services - 0.1%
Graham Holdings Co.	1,396	839,973
H&R Block, Inc.	66,743	1,654,559
		2,494,532
Hotels, Restaurants & Leisure - 0.8%
ARAMARK Holdings Corp.	44,410	1,621,853
Carnival Corp. unit	132,863	8,206,948
Choice Hotels International, Inc.	3,379	211,863
Extended Stay America, Inc. unit	20,349	354,887
Hilton Grand Vacations, Inc. (b)	2,029	67,911
Hilton, Inc.	6,766	398,991
Hyatt Hotels Corp. Class A (a)(b)	9,793	543,512
International Game Technology PLC	30,304	672,749
Marriott International, Inc. Class A	25,450	2,402,989
MGM Mirage, Inc.	140,042	4,300,690
Norwegian Cruise Line Holdings Ltd. (b)	46,490	2,507,206
Park Hotels & Resorts, Inc.	4,391	112,717
Royal Caribbean Cruises Ltd.	54,503	5,810,020
Wendy's Co.	28,913	426,178
Wynn Resorts Ltd. (a)	2,271	279,356
		27,917,870
Household Durables - 0.4%
CalAtlantic Group, Inc. (a)	21,104	764,387
D.R. Horton, Inc.	49,047	1,613,156
Garmin Ltd. (a)	35,897	1,825,003
Lennar Corp.:
Class A	27,838	1,405,819
Class B	1,526	65,023
Mohawk Industries, Inc. (b)	4,154	975,318
PulteGroup, Inc.	71,942	1,630,925
Toll Brothers, Inc.	26,401	950,172
Whirlpool Corp.	21,642	4,018,487
		13,248,290
Internet & Direct Marketing Retail - 0.1%
Liberty Expedia Holdings, Inc.	13,991	675,905
Liberty Interactive Corp.:
(Venture Group) Series A (b)	20,963	1,128,858
QVC Group Series A (b)	62,554	1,324,894
		3,129,657
Leisure Products - 0.0%
Brunswick Corp.	5,382	305,429
Vista Outdoor, Inc. (b)	16,123	315,366
		620,795
Media - 0.9%
Clear Channel Outdoor Holding, Inc. Class A (b)	5,434	27,985
Comcast Corp. Class A	117,110	4,589,541
Discovery Communications, Inc.:
Class A (a)(b)	3,452	99,349
Class C (non-vtg.) (b)	4,943	138,305
DISH Network Corp. Class A (b)	16,223	1,045,410
John Wiley & Sons, Inc. Class A	14,296	753,399
Liberty Broadband Corp.:
Class A (b)	8,702	782,571
Class C (b)	32,891	2,998,344
Liberty Media Corp.:
Liberty SiriusXM Class A (b)	28,954	1,103,147
Liberty SiriusXM Class C (b)	60,685	2,305,423
Lions Gate Entertainment Corp.:
Class A	5,449	142,600
Class B (a)(b)	5,205	124,139
Live Nation Entertainment, Inc. (b)	18,137	583,286
News Corp.:
Class A	114,253	1,453,298
Class B	47,003	611,039
Regal Entertainment Group Class A (a)	18,657	411,760
Tegna, Inc.	70,153	1,787,498
The Madison Square Garden Co. (b)	5,635	1,136,974
Time Warner, Inc.	87,792	8,715,112
Tribune Media Co. Class A	23,053	842,818
Twenty-First Century Fox, Inc.:
Class A	79,141	2,416,966
Class B	37,358	1,115,510
Viacom, Inc.:
Class A	387	17,260
Class B (non-vtg.)	13,121	558,430
		33,760,164
Multiline Retail - 0.4%
Dillard's, Inc. Class A (a)	5,627	311,567
JC Penney Corp., Inc. (a)(b)	99,181	533,594
Kohl's Corp. (a)	56,324	2,198,326
Macy's, Inc.	100,858	2,947,071
Target Corp.	161,104	8,997,658
		14,988,216
Specialty Retail - 0.6%
AutoNation, Inc. (a)(b)	12,651	531,342
Bed Bath & Beyond, Inc.	42,912	1,662,840
Best Buy Co., Inc.	90,356	4,681,344
Burlington Stores, Inc. (b)	9,666	956,161
Cabela's, Inc. Class A (b)	14,111	770,461
CST Brands, Inc.	23,975	1,157,753
Dick's Sporting Goods, Inc.	6,103	308,507
Foot Locker, Inc.	4,368	337,821
GameStop Corp. Class A (a)	32,956	747,772
Gap, Inc.	67,086	1,757,653
L Brands, Inc.	64,130	3,386,705
Michaels Companies, Inc. (b)	7,008	163,707
Murphy U.S.A., Inc. (b)	4,637	322,596
Penske Automotive Group, Inc. (a)	12,376	590,459
Signet Jewelers Ltd.	1,865	122,792
Staples, Inc.	207,857	2,030,763
Tiffany & Co., Inc.	35,743	3,275,846
Urban Outfitters, Inc. (a)(b)	6,442	147,393
		22,951,915
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	73,073	2,878,345
PVH Corp.	26,011	2,627,891
Ralph Lauren Corp.	17,127	1,382,491
		6,888,727

TOTAL CONSUMER DISCRETIONARY		166,184,185

CONSUMER STAPLES - 8.5%
Beverages - 0.7%
Brown-Forman Corp.:
Class A	1,013	48,685
Class B (non-vtg.)	3,430	162,308
Molson Coors Brewing Co. Class B	56,219	5,390,840
PepsiCo, Inc.	60,831	6,890,936
The Coca-Cola Co.	319,646	13,792,725
		26,285,494
Food & Staples Retailing - 1.7%
CVS Health Corp.	20,113	1,658,116
Wal-Mart Stores, Inc.	492,750	37,044,945
Walgreens Boots Alliance, Inc.	222,410	19,247,361
Welbilt, Inc. (b)	22,823	467,872
Whole Foods Market, Inc. (a)	85,595	3,113,090
		61,531,384
Food Products - 1.9%
Archer Daniels Midland Co.	187,147	8,561,975
Bunge Ltd.	45,243	3,575,554
ConAgra Foods, Inc.	29,606	1,148,121
Flowers Foods, Inc.	4,680	91,775
Hormel Foods Corp.	10,971	384,863
Ingredion, Inc.	6,801	842,100
Kellogg Co.	6,167	437,857
Lamb Weston Holdings, Inc.	9,841	410,862
Mead Johnson Nutrition Co. Class A	38,915	3,452,539
Mondelez International, Inc.	486,547	21,909,211
Pilgrim's Pride Corp.	16,226	421,227
Pinnacle Foods, Inc.	37,928	2,205,513
Post Holdings, Inc. (b)	8,721	734,221
The Hain Celestial Group, Inc. (b)	8,286	306,499
The J.M. Smucker Co.	37,605	4,765,306
The Kraft Heinz Co.	169,175	15,291,728
TreeHouse Foods, Inc. (a)(b)	12,091	1,059,172
Tyson Foods, Inc. Class A	50,505	3,245,451
		68,843,974
Household Products - 2.6%
Clorox Co.	6,198	828,611
Colgate-Palmolive Co.	232,362	16,739,358
Energizer Holdings, Inc.	13,621	806,772
Kimberly-Clark Corp.	17,168	2,227,548
Procter & Gamble Co.	833,215	72,764,666
		93,366,955
Personal Products - 0.1%
Coty, Inc. Class A (a)	139,008	2,481,293
Edgewell Personal Care Co. (b)	19,001	1,358,381
Nu Skin Enterprises, Inc. Class A	12,617	696,837
		4,536,511
Tobacco - 1.5%
Philip Morris International, Inc.	450,500	49,933,420
Reynolds American, Inc.	103,065	6,647,693
		56,581,113

TOTAL CONSUMER STAPLES		311,145,431

ENERGY - 11.8%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	142,486	8,459,394
Diamond Offshore Drilling, Inc. (a)(b)	20,652	297,802
Dril-Quip, Inc. (a)(b)	12,186	628,188
Ensco PLC Class A	97,161	766,600
Frank's International NV (a)	11,519	104,823
Halliburton Co.	279,429	12,820,203
Helmerich & Payne, Inc. (a)	31,899	1,934,355
Nabors Industries Ltd.	88,720	917,365
National Oilwell Varco, Inc. (a)	122,627	4,288,266
Noble Corp. (a)	77,958	374,198
Oceaneering International, Inc.	31,548	832,552
Patterson-UTI Energy, Inc.	53,916	1,167,012
Rowan Companies PLC (a)(b)	40,482	569,582
RPC, Inc. (a)	18,728	340,288
Schlumberger Ltd.	453,095	32,890,166
Superior Energy Services, Inc. (a)(b)	48,414	584,841
Transocean Ltd. (United States) (a)(b)	111,204	1,226,580
Weatherford International PLC (a)(b)	315,058	1,817,885
		70,020,100
Oil, Gas & Consumable Fuels - 9.9%
Anadarko Petroleum Corp.	182,295	10,394,461
Antero Resources Corp. (a)(b)	57,950	1,227,961
Apache Corp.	37,922	1,844,526
Cabot Oil & Gas Corp.	43,786	1,017,587
Cheniere Energy, Inc. (b)	65,103	2,952,421
Chesapeake Energy Corp. (a)(b)	179,589	944,638
Chevron Corp.	612,184	65,320,033
Cimarex Energy Co.	25,554	2,981,641
Concho Resources, Inc. (b)	45,670	5,784,562
ConocoPhillips Co.	403,794	19,345,771
CONSOL Energy, Inc. (a)(b)	73,114	1,109,871
Continental Resources, Inc. (a)(b)	15,495	657,143
Devon Energy Corp.	155,347	6,134,653
Diamondback Energy, Inc. (b)	22,029	2,199,375
Energen Corp. (b)	31,243	1,624,324
EOG Resources, Inc.	159,100	14,716,750
EQT Corp.	55,704	3,238,631
Extraction Oil & Gas, Inc. (a)	12,522	195,969
Exxon Mobil Corp.	1,357,865	110,869,667
Gulfport Energy Corp. (b)	51,638	820,011
Hess Corp.	91,350	4,460,621
HollyFrontier Corp. (a)	52,209	1,469,161
Kinder Morgan, Inc.	626,571	12,926,160
Kosmos Energy Ltd. (a)(b)	50,377	302,766
Laredo Petroleum, Inc. (b)	46,273	595,071
Marathon Oil Corp.	274,569	4,082,841
Marathon Petroleum Corp.	171,231	8,722,507
Murphy Oil Corp.	52,581	1,376,571
Newfield Exploration Co. (b)	47,675	1,650,509
Noble Energy, Inc.	143,477	4,638,611
Occidental Petroleum Corp.	248,418	15,287,644
Parsley Energy, Inc. Class A (b)	66,536	1,982,107
PBF Energy, Inc. Class A (a)	35,401	790,150
Phillips 66 Co.	146,876	11,685,455
Pioneer Natural Resources Co.	53,001	9,168,643
QEP Resources, Inc. (b)	76,951	908,791
Range Resources Corp.	65,876	1,745,055
Rice Energy, Inc. (b)	49,655	1,057,155
SM Energy Co.	31,060	701,645
Targa Resources Corp.	57,728	3,182,545
Tesoro Corp.	38,940	3,103,907
The Williams Companies, Inc.	203,280	6,226,466
Valero Energy Corp.	152,873	9,877,125
Whiting Petroleum Corp. (b)	64,917	538,811
World Fuel Services Corp.	22,263	819,946
WPX Energy, Inc. (b)	124,448	1,484,665
		362,164,923

TOTAL ENERGY		432,185,023

FINANCIALS - 26.2%
Banks - 12.2%
Associated Banc-Corp.	48,054	1,196,545
Bank of America Corp.	3,346,986	78,118,653
Bank of Hawaii Corp. (a)	13,669	1,113,750
BankUnited, Inc.	31,990	1,128,927
BB&T Corp.	264,913	11,438,943
BOK Financial Corp. (a)	8,265	696,657
CIT Group, Inc.	64,223	2,974,167
Citigroup, Inc.	902,989	53,384,710
Citizens Financial Group, Inc.	100,620	3,693,760
Comerica, Inc.	56,478	3,992,995
Commerce Bancshares, Inc.	29,375	1,614,156
Cullen/Frost Bankers, Inc.	17,113	1,615,296
East West Bancorp, Inc.	47,287	2,566,265
Fifth Third Bancorp	247,930	6,056,930
First Hawaiian, Inc.	7,087	210,980
First Horizon National Corp.	74,275	1,362,946
First Republic Bank	10,001	924,692
Huntington Bancshares, Inc.	349,099	4,489,413
JPMorgan Chase & Co.	1,185,182	103,110,834
KeyCorp	349,420	6,373,421
M&T Bank Corp.	48,467	7,532,256
PacWest Bancorp	39,004	1,926,408
Peoples United Financial, Inc.	111,768	1,952,587
PNC Financial Services Group, Inc.	162,496	19,458,896
Popular, Inc.	32,991	1,382,653
Regions Financial Corp.	411,414	5,656,943
Signature Bank (b)	6,984	966,935
SunTrust Banks, Inc.	163,439	9,284,970
SVB Financial Group (b)	4,341	763,756
Synovus Financial Corp.	42,008	1,755,934
TCF Financial Corp.	50,652	836,265
U.S. Bancorp	527,930	27,072,250
Wells Fargo & Co.	1,488,024	80,115,212
Western Alliance Bancorp. (b)	13,106	627,777
Zions Bancorporation	65,172	2,608,835
		448,005,717
Capital Markets - 4.1%
Affiliated Managers Group, Inc.	2,256	373,571
Ameriprise Financial, Inc.	32,953	4,213,041
Bank of New York Mellon Corp.	340,784	16,037,295
BlackRock, Inc. Class A	40,660	15,636,616
Charles Schwab Corp.	77,145	2,997,083
CME Group, Inc.	109,924	12,772,070
E*TRADE Financial Corp. (b)	91,113	3,147,954
Franklin Resources, Inc.	116,944	5,041,456
Goldman Sachs Group, Inc.	125,627	28,115,323
Interactive Brokers Group, Inc.	18,058	628,960
IntercontinentalExchange, Inc.	99,335	5,979,967
Invesco Ltd.	112,089	3,692,212
Lazard Ltd. Class A	35,419	1,520,892
Legg Mason, Inc.	33,913	1,267,668
LPL Financial	23,703	996,474
Moody's Corp.	5,733	678,329
Morgan Stanley	465,075	20,170,303
Northern Trust Corp.	67,060	6,035,400
Raymond James Financial, Inc.	40,841	3,043,471
State Street Corp.	128,446	10,776,619
T. Rowe Price Group, Inc.	18,480	1,310,047
TD Ameritrade Holding Corp.	8,715	333,523
The NASDAQ OMX Group, Inc.	36,110	2,486,896
Thomson Reuters Corp.	96,966	4,406,286
		151,661,456
Consumer Finance - 1.4%
Ally Financial, Inc.	143,193	2,835,221
American Express Co.	246,325	19,521,256
Capital One Financial Corp.	156,815	12,604,790
Discover Financial Services	85,000	5,320,150
Navient Corp.	97,197	1,477,394
OneMain Holdings, Inc. (b)	17,002	396,487
Santander Consumer U.S.A. Holdings, Inc. (b)	33,987	432,994
SLM Corp. (b)	137,222	1,720,764
Synchrony Financial	272,595	7,578,141
		51,887,197
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class B (b)	615,335	101,659,495
Donnelley Financial Solutions, Inc. (b)	2,737	60,816
Leucadia National Corp.	106,593	2,706,396
Valvoline, Inc. (a)	9,613	213,889
Voya Financial, Inc.	62,902	2,351,277
		106,991,873
Insurance - 5.2%
AFLAC, Inc.	130,849	9,797,973
Alleghany Corp. (b)	4,869	2,973,498
Allied World Assurance Co. Holdings AG	28,173	1,495,705
Allstate Corp.	121,673	9,890,798
American Financial Group, Inc.	22,089	2,149,481
American International Group, Inc.	331,534	20,193,736
American National Insurance Co.	2,347	274,411
AmTrust Financial Services, Inc. (a)	26,437	424,314
Arch Capital Group Ltd. (b)	37,403	3,626,969
Arthur J. Gallagher & Co.	17,783	992,469
Aspen Insurance Holdings Ltd.	19,372	1,014,124
Assurant, Inc.	18,291	1,760,326
Assured Guaranty Ltd.	40,586	1,547,544
Athene Holding Ltd. (a)	8,479	452,015
Axis Capital Holdings Ltd.	27,427	1,807,439
Brown & Brown, Inc.	35,258	1,512,568
Chubb Ltd.	150,371	20,638,420
Cincinnati Financial Corp.	48,982	3,531,112
CNA Financial Corp.	8,686	393,128
Erie Indemnity Co. Class A	2,116	262,003
Everest Re Group Ltd.	13,501	3,398,337
First American Financial Corp.	34,347	1,491,003
FNF Group	84,619	3,465,148
Hanover Insurance Group, Inc.	13,626	1,202,767
Hartford Financial Services Group, Inc.	120,205	5,813,114
Lincoln National Corp.	56,835	3,747,132
Loews Corp.	91,316	4,257,152
Markel Corp. (b)	4,452	4,316,659
Mercury General Corp.	8,773	539,452
MetLife, Inc.	302,908	15,693,663
Old Republic International Corp.	77,876	1,610,476
Principal Financial Group, Inc.	86,733	5,648,920
ProAssurance Corp.	16,940	1,048,586
Progressive Corp.	170,347	6,766,183
Prudential Financial, Inc.	143,957	15,407,718
Reinsurance Group of America, Inc.	21,046	2,631,592
RenaissanceRe Holdings Ltd.	13,620	1,936,355
The Travelers Companies, Inc.	94,957	11,552,469
Torchmark Corp.	38,394	2,945,204
Unum Group	76,873	3,561,526
Validus Holdings Ltd.	24,220	1,338,882
W.R. Berkley Corp.	31,433	2,136,815
White Mountains Insurance Group Ltd.	1,398	1,200,798
XL Group Ltd.	56,633	2,370,091
		188,818,075
Mortgage Real Estate Investment Trusts - 0.3%
Agnc Investment Corp.	109,367	2,304,363
Annaly Capital Management, Inc.	329,799	3,894,926
Chimera Investment Corp.	60,337	1,228,461
MFA Financial, Inc.	119,127	989,945
Starwood Property Trust, Inc.	80,518	1,826,953
Two Harbors Investment Corp.	111,325	1,112,137
		11,356,785
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc. (a)	152,940	2,032,573
TFS Financial Corp.	18,323	303,062
		2,335,635

TOTAL FINANCIALS		961,056,738

HEALTH CARE - 10.9%
Biotechnology - 0.1%
Alnylam Pharmaceuticals, Inc. (a)(b)	3,225	172,860
Juno Therapeutics, Inc. (a)(b)	2,008	50,080
Opko Health, Inc. (a)(b)	8,926	69,355
United Therapeutics Corp. (b)	10,247	1,288,048
		1,580,343
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	502,806	21,942,454
Alere, Inc. (b)	22,693	1,115,815
Baxter International, Inc.	143,756	8,004,334
Danaher Corp.	145,158	12,096,016
Dentsply Sirona, Inc.	74,609	4,718,273
Hill-Rom Holdings, Inc.	1,367	103,400
Medtronic PLC	456,827	37,957,755
Teleflex, Inc.	11,480	2,375,097
The Cooper Companies, Inc.	3,415	684,127
Zimmer Biomet Holdings, Inc.	28,220	3,376,523
		92,373,794
Health Care Providers & Services - 1.4%
Acadia Healthcare Co., Inc. (a)(b)	15,403	671,263
Aetna, Inc.	73,462	9,922,512
Anthem, Inc.	62,519	11,121,505
Brookdale Senior Living, Inc. (b)	59,312	770,463
Cardinal Health, Inc.	7,792	565,621
Centene Corp. (b)	14,283	1,062,655
Cigna Corp.	54,866	8,579,396
DaVita HealthCare Partners, Inc. (b)	30,869	2,130,270
Envision Healthcare Corp. (b)	10,909	611,231
Express Scripts Holding Co. (b)	23,905	1,466,333
HCA Holdings, Inc. (b)	31,986	2,693,541
Humana, Inc.	2,839	630,201
Laboratory Corp. of America Holdings (b)	18,206	2,551,571
LifePoint Hospitals, Inc. (a)(b)	11,957	743,128
MEDNAX, Inc. (b)	8,767	529,176
Premier, Inc. (b)	10,170	343,746
Quest Diagnostics, Inc.	46,072	4,861,057
Universal Health Services, Inc. Class B	20,774	2,508,668
Wellcare Health Plans, Inc. (b)	1,141	175,041
		51,937,378
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. (b)	60,159	720,103
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	78,006	4,294,230
Bio-Rad Laboratories, Inc. Class A (b)	6,681	1,458,195
PerkinElmer, Inc.	27,624	1,641,142
QIAGEN NV	70,778	2,129,710
Quintiles Transnational Holdings, Inc. (b)	9,146	770,825
Thermo Fisher Scientific, Inc.	69,802	11,540,365
VWR Corp. (b)	23,648	668,292
		22,502,759
Pharmaceuticals - 6.3%
Allergan PLC	44,479	10,846,649
Endo International PLC (a)(b)	65,958	749,942
Johnson & Johnson	740,021	91,370,393
Mallinckrodt PLC (b)	35,258	1,654,305
Merck & Co., Inc.	902,269	56,238,427
Mylan N.V. (b)	102,103	3,813,547
Patheon NV (a)	4,418	118,888
Perrigo Co. PLC (a)	44,457	3,287,151
Pfizer, Inc.	1,820,072	61,736,842
		229,816,144

TOTAL HEALTH CARE		398,930,521

INDUSTRIALS - 10.2%
Aerospace & Defense - 1.7%
Arconic, Inc.	141,899	3,878,100
General Dynamics Corp.	46,379	8,987,786
Huntington Ingalls Industries, Inc.	2,460	494,189
L3 Technologies, Inc.	24,974	4,289,784
Orbital ATK, Inc.	18,793	1,860,507
Raytheon Co.	59,769	9,276,746
Spirit AeroSystems Holdings, Inc. Class A	19,004	1,086,269
Textron, Inc.	60,855	2,839,494
United Technologies Corp.	252,626	30,059,968
		62,772,843
Air Freight & Logistics - 0.0%
Expeditors International of Washington, Inc.	17,323	971,647
Airlines - 0.6%
Alaska Air Group, Inc.	6,831	581,250
American Airlines Group, Inc.	171,427	7,306,219
Copa Holdings SA Class A (a)	10,025	1,167,111
Delta Air Lines, Inc.	53,468	2,429,586
JetBlue Airways Corp. (b)	95,982	2,095,287
Spirit Airlines, Inc. (b)	22,983	1,316,236
United Continental Holdings, Inc. (b)	103,400	7,259,714
		22,155,403
Building Products - 0.4%
Armstrong World Industries, Inc. (b)	14,992	700,876
Johnson Controls International PLC	234,647	9,754,276
Lennox International, Inc.	946	156,459
Masco Corp.	37,576	1,391,064
Owens Corning	37,975	2,310,779
USG Corp. (a)(b)	28,096	851,309
		15,164,763
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (b)	15,529	902,390
LSC Communications, Inc.	2,737	70,806
R.R. Donnelley & Sons Co.	7,298	91,736
Republic Services, Inc.	77,168	4,860,812
Stericycle, Inc. (b)	1,481	126,389
Waste Management, Inc.	24,906	1,812,659
		7,864,792
Construction & Engineering - 0.3%
AECOM (b)	49,082	1,679,095
Chicago Bridge & Iron Co. NV (a)	33,596	1,010,568
Fluor Corp.	44,917	2,305,140
Jacobs Engineering Group, Inc.	39,174	2,151,436
KBR, Inc.	45,975	645,949
Quanta Services, Inc. (b)	33,823	1,198,687
Valmont Industries, Inc.	1,457	221,974
		9,212,849
Electrical Equipment - 0.9%
AMETEK, Inc.	61,446	3,514,711
Eaton Corp. PLC	148,901	11,262,872
Emerson Electric Co.	174,872	10,541,284
Fortive Corp.	72,546	4,589,260
Hubbell, Inc. Class B	6,317	714,642
Regal Beloit Corp.	14,349	1,131,419
Rockwell Automation, Inc.	8,714	1,371,148
		33,125,336
Industrial Conglomerates - 2.0%
Carlisle Companies, Inc.	14,141	1,433,756
General Electric Co.	2,287,548	66,316,017
ITT, Inc.	29,113	1,226,531
Roper Technologies, Inc.	15,953	3,488,921
		72,465,225
Machinery - 2.2%
AGCO Corp.	22,424	1,434,912
Allison Transmission Holdings, Inc.	45,575	1,762,841
Caterpillar, Inc.	181,716	18,582,278
Colfax Corp. (b)	31,661	1,281,321
Crane Co.	15,677	1,252,749
Cummins, Inc.	51,469	7,768,731
Deere & Co.	77,141	8,609,707
Donaldson Co., Inc.	3,189	147,587
Dover Corp.	50,091	3,951,178
Flowserve Corp.	16,419	835,235
IDEX Corp.	2,317	242,729
Ingersoll-Rand PLC	41,797	3,709,484
Lincoln Electric Holdings, Inc.	7,271	647,337
Oshkosh Corp.	23,442	1,626,640
PACCAR, Inc.	102,014	6,807,394
Parker Hannifin Corp.	43,342	6,969,394
Pentair PLC	54,351	3,506,183
Snap-On, Inc.	4,996	836,980
Stanley Black & Decker, Inc.	42,665	5,808,840
Terex Corp.	34,071	1,191,804
Timken Co.	22,660	1,093,345
Trinity Industries, Inc.	48,102	1,293,944
Xylem, Inc.	27,621	1,419,996
		80,780,609
Marine - 0.0%
Kirby Corp. (a)(b)	16,999	1,200,129
Professional Services - 0.1%
Dun & Bradstreet Corp.	6,982	765,297
Manpower, Inc.	21,576	2,178,744
Nielsen Holdings PLC (a)	25,333	1,041,946
		3,985,987
Road & Rail - 1.6%
AMERCO	739	276,726
CSX Corp.	310,663	15,794,107
Genesee & Wyoming, Inc. Class A (b)	19,788	1,340,835
Kansas City Southern	34,708	3,126,150
Norfolk Southern Corp.	96,202	11,302,773
Old Dominion Freight Lines, Inc.	8,223	727,900
Ryder System, Inc.	17,241	1,170,836
Union Pacific Corp.	231,506	25,919,412
		59,658,739
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	15,662	597,349
Herc Holdings, Inc. (b)	6,297	286,325
MSC Industrial Direct Co., Inc. Class A	8,456	757,066
United Rentals, Inc. (b)	4,152	455,308
WESCO International, Inc. (b)	15,617	951,856
		3,047,904
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	24,022	1,954,670

TOTAL INDUSTRIALS		374,360,896

INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 2.0%
Arris International PLC (b)	46,968	1,220,698
Brocade Communications Systems, Inc.	128,958	1,621,002
Cisco Systems, Inc.	1,639,304	55,851,087
EchoStar Holding Corp. Class A (b)	14,640	842,678
Harris Corp.	40,523	4,534,118
Juniper Networks, Inc.	120,490	3,623,134
Motorola Solutions, Inc.	47,927	4,120,284
		71,813,001
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (b)	30,135	2,124,518
Avnet, Inc.	42,971	1,662,548
Corning, Inc.	309,902	8,940,673
Dell Technologies, Inc. (b)	62,929	4,223,165
Dolby Laboratories, Inc. Class A	16,356	862,452
Fitbit, Inc. (a)(b)	7,570	43,300
FLIR Systems, Inc.	44,153	1,621,740
IPG Photonics Corp. (b)	1,834	231,671
Jabil Circuit, Inc.	60,226	1,747,759
Keysight Technologies, Inc. (b)	55,304	2,070,029
National Instruments Corp.	7,156	249,816
Trimble, Inc. (b)	16,975	601,424
Zebra Technologies Corp. Class A (b)	3,027	285,355
		24,664,450
Internet Software & Services - 0.4%
Akamai Technologies, Inc. (b)	6,158	375,269
CommerceHub, Inc.:
Series A (b)	3,538	56,608
Series C (b)	7,455	118,684
IAC/InterActiveCorp (b)	4,961	411,813
Nutanix, Inc. Class A (b)	1,153	17,514
Pandora Media, Inc. (a)(b)	10,057	109,118
Twilio, Inc. Class A (a)	1,460	48,253
Twitter, Inc. (a)(b)	23,861	393,229
Yahoo!, Inc. (b)	282,400	13,614,504
Yelp, Inc. (b)	5,068	179,458
Zillow Group, Inc.:
Class A (b)	5,151	198,262
Class C (a)(b)	10,123	394,797
		15,917,509
IT Services - 0.8%
Amdocs Ltd.	47,714	2,922,005
Booz Allen Hamilton Holding Corp. Class A	2,187	78,579
Conduent, Inc. (b)	64,995	1,060,068
CoreLogic, Inc. (b)	11,694	499,802
DXC Technology Co. (b)	93,383	7,035,475
Fidelity National Information Services, Inc.	45,198	3,805,220
IBM Corp.	89,613	14,364,068
Leidos Holdings, Inc.	21,088	1,110,494
		30,875,711
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	109,493	8,343,367
Applied Materials, Inc.	100,974	4,100,554
Cree, Inc. (a)(b)	20,330	444,820
Cypress Semiconductor Corp. (a)	100,411	1,406,758
First Solar, Inc. (a)(b)	24,374	720,252
Intel Corp.	1,400,516	50,628,653
Lam Research Corp.	10,343	1,498,184
Marvell Technology Group Ltd.	129,685	1,947,869
Micron Technology, Inc. (b)	336,832	9,320,141
ON Semiconductor Corp. (b)	119,521	1,694,808
Qorvo, Inc. (a)(b)	37,157	2,527,791
Qualcomm, Inc.	379,351	20,386,323
Skyworks Solutions, Inc.	5,005	499,199
SunPower Corp. (a)(b)	18,784	130,361
Teradyne, Inc.	66,818	2,356,671
Versum Materials, Inc.	4,129	132,211
Xilinx, Inc.	56,715	3,579,284
		109,717,246
Software - 1.6%
ANSYS, Inc. (b)	21,013	2,314,792
Autodesk, Inc. (b)	12,438	1,120,291
CA Technologies, Inc.	95,712	3,142,225
FireEye, Inc. (a)(b)	37,398	467,849
Nuance Communications, Inc. (b)	17,719	316,993
Oracle Corp.	868,861	39,063,991
Parametric Technology Corp. (b)	20,438	1,104,674
SS&C Technologies Holdings, Inc.	4,394	161,436
Symantec Corp.	170,565	5,394,971
Synopsys, Inc. (b)	44,223	3,259,235
VMware, Inc. Class A (a)(b)	17,958	1,690,207
Zynga, Inc. (b)	233,874	675,896
		58,712,560
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	149,822	21,521,930
Hewlett Packard Enterprise Co.	562,421	10,477,903
HP, Inc.	563,249	10,600,346
NetApp, Inc.	88,766	3,537,325
Western Digital Corp.	91,871	8,182,950
Xerox Corp.	324,291	2,331,652
		56,652,106

TOTAL INFORMATION TECHNOLOGY		368,352,583

MATERIALS - 2.9%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	8,136	1,143,108
Albemarle Corp. U.S.	36,181	3,940,473
Ashland Global Holdings, Inc.	20,423	2,522,241
Cabot Corp.	19,690	1,185,141
Celanese Corp. Class A	43,780	3,810,611
CF Industries Holdings, Inc. (a)	75,225	2,011,517
Eastman Chemical Co.	48,420	3,861,495
FMC Corp.	8,351	611,544
Huntsman Corp.	63,841	1,581,342
LyondellBasell Industries NV Class A	59,860	5,073,734
Monsanto Co.	49,625	5,786,771
NewMarket Corp.	166	78,136
Platform Specialty Products Corp. (a)(b)	62,746	889,111
Praxair, Inc.	11,242	1,405,025
The Dow Chemical Co.	365,652	22,962,946
The Mosaic Co.	113,049	3,044,410
The Scotts Miracle-Gro Co. Class A	1,149	110,993
W.R. Grace & Co.	10,128	706,124
Westlake Chemical Corp.	12,213	760,259
		61,484,981
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	1,944	428,049
Vulcan Materials Co.	2,938	355,145
		783,194
Containers & Packaging - 0.5%
Aptargroup, Inc.	14,897	1,196,229
Avery Dennison Corp.	1,627	135,383
Bemis Co., Inc.	25,953	1,166,068
Graphic Packaging Holding Co.	30,438	413,348
International Paper Co.	133,876	7,225,288
Sonoco Products Co.	31,979	1,672,821
WestRock Co.	81,093	4,343,341
		16,152,478
Metals & Mining - 0.7%
Alcoa Corp.	47,213	1,592,494
Compass Minerals International, Inc. (a)	10,847	715,902
Freeport-McMoRan, Inc. (b)	336,120	4,285,530
Newmont Mining Corp.	172,162	5,820,797
Nucor Corp.	103,973	6,376,664
Reliance Steel & Aluminum Co.	23,290	1,835,718
Royal Gold, Inc.	19,584	1,384,197
Southern Copper Corp. (a)	15,033	531,717
Steel Dynamics, Inc.	64,539	2,332,439
Tahoe Resources, Inc.	96,834	784,575
United States Steel Corp.	49,561	1,106,202
		26,766,235
Paper & Forest Products - 0.0%
Domtar Corp.	20,094	796,727

TOTAL MATERIALS		105,983,615

REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Alexandria Real Estate Equities, Inc.	25,804	2,903,208
American Campus Communities, Inc.	43,054	2,040,329
American Homes 4 Rent Class A	53,622	1,235,987
Apartment Investment & Management Co. Class A	50,185	2,195,092
Apple Hospitality (REIT), Inc.	52,914	991,079
AvalonBay Communities, Inc.	44,449	8,438,198
Boston Properties, Inc.	41,273	5,225,162
Brandywine Realty Trust (SBI)	55,397	940,087
Brixmor Property Group, Inc.	61,639	1,217,370
Camden Property Trust (SBI)	27,518	2,265,557
Care Capital Properties, Inc.	24,379	655,064
Colony NorthStar, Inc.	117,418	1,534,653
Columbia Property Trust, Inc.	39,862	896,895
Communications Sales & Leasing, Inc.	39,340	1,080,276
Corporate Office Properties Trust (SBI)	30,418	995,885
Corrections Corp. of America	37,627	1,296,250
Crown Castle International Corp.	13,186	1,247,396
CubeSmart (a)	18,305	463,849
CyrusOne, Inc.	2,815	153,812
DCT Industrial Trust, Inc.	29,011	1,466,796
DDR Corp.	99,165	1,071,974
Digital Realty Trust, Inc. (a)	15,356	1,763,483
Douglas Emmett, Inc.	46,223	1,741,220
Duke Realty Corp.	113,200	3,139,036
Empire State Realty Trust, Inc.	15,031	312,645
EPR Properties	21,242	1,544,506
Equity Commonwealth (b)	39,309	1,257,495
Equity Residential (SBI)	115,634	7,467,644
Essex Property Trust, Inc.	12,422	3,036,806
Forest City Realty Trust, Inc. Class A	73,583	1,662,976
General Growth Properties, Inc.	187,115	4,043,555
HCP, Inc.	152,021	4,765,858
Healthcare Trust of America, Inc.	11,490	366,416
Highwoods Properties, Inc. (SBI)	31,871	1,621,596
Hospitality Properties Trust (SBI)	53,096	1,690,046
Host Hotels & Resorts, Inc.	238,643	4,283,642
Kilroy Realty Corp.	31,227	2,202,440
Kimco Realty Corp.	132,699	2,692,463
Liberty Property Trust (SBI)	48,187	1,954,947
Life Storage, Inc.	5,076	397,908
Mid-America Apartment Communities, Inc.	36,407	3,611,938
National Retail Properties, Inc.	46,421	1,959,895
Omega Healthcare Investors, Inc.	37,319	1,231,527
Outfront Media, Inc.	37,315	976,160
Paramount Group, Inc.	58,042	951,889
Piedmont Office Realty Trust, Inc. Class A (a)	46,640	1,019,084
Prologis, Inc.	170,081	9,254,107
Quality Care Properties, Inc. (b)	30,173	523,502
Rayonier, Inc.	39,539	1,115,791
Realty Income Corp.	88,571	5,168,118
Regency Centers Corp.	40,893	2,583,620
Retail Properties America, Inc.	76,530	1,020,910
SBA Communications Corp. Class A (b)	14,566	1,842,453
Senior Housing Properties Trust (SBI)	66,967	1,441,130
Simon Property Group, Inc.	9,345	1,544,355
SL Green Realty Corp.	31,567	3,312,325
Spirit Realty Capital, Inc.	154,495	1,455,343
Store Capital Corp.	53,410	1,281,306
Sun Communities, Inc.	22,036	1,842,430
Tanger Factory Outlet Centers, Inc.	2,921	91,106
Taubman Centers, Inc.	9,486	593,349
The Macerich Co.	47,119	2,941,639
UDR, Inc.	85,740	3,201,532
Ventas, Inc.	75,288	4,819,185
VEREIT, Inc.	313,448	2,623,560
Vornado Realty Trust	55,681	5,358,739
Weingarten Realty Investors (SBI)	37,541	1,230,219
Welltower, Inc.	115,937	8,282,539
Weyerhaeuser Co.	241,448	8,177,844
WP Carey, Inc.	33,767	2,113,814
		165,829,010
Real Estate Management & Development - 0.2%
Howard Hughes Corp. (b)	11,646	1,433,739
Invitation Homes, Inc.	25,959	559,416
Jones Lang LaSalle, Inc.	14,509	1,666,504
Realogy Holdings Corp.	46,583	1,423,111
		5,082,770

TOTAL REAL ESTATE		170,911,780

TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	2,006,491	79,517,238
CenturyLink, Inc. (a)	174,212	4,472,022
Frontier Communications Corp. (a)	376,446	707,718
Level 3 Communications, Inc. (b)	94,622	5,749,233
Verizon Communications, Inc.	664,821	30,521,932
		120,968,143
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)(b)	244,023	2,203,528
T-Mobile U.S., Inc. (b)	35,242	2,370,729
Telephone & Data Systems, Inc.	30,687	842,665
U.S. Cellular Corp. (b)	4,417	173,058
		5,589,980

TOTAL TELECOMMUNICATION SERVICES		126,558,123

UTILITIES - 6.3%
Electric Utilities - 3.8%
Alliant Energy Corp.	75,088	2,952,460
American Electric Power Co., Inc.	159,982	10,851,579
Duke Energy Corp.	223,934	18,474,555
Edison International	102,762	8,217,877
Entergy Corp.	58,551	4,465,099
Eversource Energy	103,633	6,155,800
Exelon Corp.	288,846	10,002,737
FirstEnergy Corp.	138,209	4,137,977
Great Plains Energy, Inc.	71,833	2,125,538
Hawaiian Electric Industries, Inc.	34,615	1,160,295
NextEra Energy, Inc.	149,822	20,010,226
OGE Energy Corp.	65,107	2,264,421
PG&E Corp.	161,365	10,819,523
Pinnacle West Capital Corp.	35,958	3,059,666
PPL Corp.	219,695	8,372,576
Southern Co.	323,236	16,097,153
Westar Energy, Inc.	45,573	2,371,163
Xcel Energy, Inc.	165,067	7,436,268
		138,974,913
Gas Utilities - 0.2%
Atmos Energy Corp.	33,327	2,700,154
National Fuel Gas Co. (a)	23,752	1,315,386
UGI Corp.	55,471	2,782,425
		6,797,965
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (b)	115,183	1,174,867
NRG Energy, Inc.	101,454	1,714,573
The AES Corp.	213,193	2,411,213
		5,300,653
Multi-Utilities - 2.0%
Ameren Corp.	78,893	4,314,658
Avangrid, Inc.	18,119	788,177
CenterPoint Energy, Inc.	140,546	4,009,777
CMS Energy Corp.	91,008	4,131,763
Consolidated Edison, Inc.	98,771	7,830,565
Dominion Resources, Inc.	187,790	14,540,580
DTE Energy Co.	58,006	6,066,848
MDU Resources Group, Inc.	62,521	1,681,815
NiSource, Inc.	106,082	2,572,489
Public Service Enterprise Group, Inc.	163,941	7,221,601
SCANA Corp.	42,733	2,833,625
Sempra Energy	81,210	9,178,354
Vectren Corp.	26,769	1,590,614
WEC Energy Group, Inc.	102,422	6,198,579
		72,959,445
Water Utilities - 0.2%
American Water Works Co., Inc.	57,752	4,606,300
Aqua America, Inc.	58,714	1,942,846
		6,549,146

TOTAL UTILITIES		230,582,122

TOTAL COMMON STOCKS
(Cost $3,249,956,559)		3,646,251,017
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.56% 8/17/17 (c)
(Cost $1,996,670)	2,000,000	1,995,208
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.85% (d)	7,760,029	$7,761,581
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	76,049,714	76,057,319
TOTAL MONEY MARKET FUNDS
(Cost $83,813,926)		83,818,900
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $3,335,767,155)		3,732,065,125
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(69,839,848)
NET ASSETS - 100%		$3,662,225,277

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
132 CME E-mini S&P 500 Index Contracts (United States)	June 2017	15,711,300	$206,184

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $611,531.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,045
Fidelity Securities Lending Cash Central Fund	33,399
Total	$66,444

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$166,184,185	$166,184,185	$--	$--
Consumer Staples	311,145,431	311,145,431	--	--
Energy	432,185,023	432,185,023	--	--
Financials	961,056,738	961,056,738	--	--
Health Care	398,930,521	398,930,521	--	--
Industrials	374,360,896	374,360,896	--	--
Information Technology	368,352,583	368,352,583	--	--
Materials	105,983,615	105,983,615	--	--
Real Estate	170,911,780	170,911,780	--	--
Telecommunication Services	126,558,123	126,558,123	--	--
Utilities	230,582,122	230,582,122	--	--
U.S. Government and Government Agency Obligations	1,995,208	--	1,995,208	--
Money Market Funds	83,818,900	83,818,900	--	--
Total Investments in Securities:	$3,732,065,125	$3,730,069,917	$1,995,208	$--
Derivative Instruments:
Assets
Futures Contracts	$206,184	$206,184	$--	$--
Total Assets	$206,184	$206,184	$--	$--
Total Derivative Instruments:	$206,184	$206,184	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $3,341,556,659. Net unrealized appreciation aggregated $390,508,466, of which $529,376,574 related to appreciated investment securities and $138,868,108 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2017